UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report
February 28, 2009

American Century Investments

California Long-Term Tax-Free Fund

California High-Yield Municipal Fund

President’s Letter

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended February 28, 2009. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I’d like to provide my perspective on how we have managed—and continue to manage—your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and—through its disciplined processes and teamwork—helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we’ve demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We’ve stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Table of Contents

Market Perspective	2
U.S. Fixed-Income Total Returns	2

California Long-Term Tax-Free
Performance	3
Portfolio Commentary	5
Portfolio at a Glance	5
Yields	5
Portfolio Composition by Credit Rating	6
Top Five Sectors	6

California High-Yield Municipal
Performance	7
Portfolio Commentary	9
Portfolio at a Glance	9
Yields	9
Portfolio Composition by Credit Rating	10
Top Five Sectors	10

Shareholder Fee Examples	11

Financial Statements
Schedule of Investments	13
Statement of Assets and Liabilities	26
Statement of Operations	27
Statement of Changes in Net Assets	28
Notes to Financial Statements	29
Financial Highlights	35

Other Information
Additional Information	43
Index Definitions	44

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

Quality Ruled in Challenging Climate

Widespread credit and liquidity problems, along with unprecedented failures, bailouts, and takeovers of several major financial institutions, plagued the financial markets during the six months ended February 28, 2009. Despite massive U.S. government intervention in the financial system, credit remained scarce, and economic activity dropped sharply.

The Federal Reserve (the Fed) continued to take aggressive action. After making two 50-basis-point rate cuts in October, the Fed in December cut the federal funds target rate to a range of 0% to 0.25%.

Against this backdrop, high-quality securities continued to outperform. In particular, demand for U.S. Treasuries skyrocketed, forcing prices higher and pushing yields to record lows in December 2008.

U.S. Fixed-Income Total Returns
For the six months ended February 28, 2009*
Barclays Capital Municipal Market Indices
Municipal Bond	0.05%
3-Year Municipal Bond	3.16%
5-Year General Obligation (GO) Bond	3.50%
Long-Term Municipal Bond	-6.36%
Non-Investment-Grade Municipal Bond	-18.99%
Taxable Market Returns
Barclays Capital U.S. Aggregate Index	1.88%
Barclays Capital U.S. Treasury Index	5.67%
3-Month Treasury Bill	0.42%
10-Year Treasury Note	8.48%
*Total returns for periods less than one year are not annualized.

Municipals: From Rut to Rally

The municipal market entered the period facing several challenges. Limited demand from institutional buyers combined with redemptions from bond and hedge funds and a resulting supply surge contributed to historic underperformance for municipal bonds. Additionally, negative headlines regarding the collapse of bond insurers and state budget crises rattled the market’s perception of municipal credit quality. These factors led to tremendous volatility.

By mid-December, this unrest pushed municipal bonds to unprecedented yield levels relative to U.S. Treasuries. At the height of this market anomaly, certain investment-grade municipal yields exceeded 150% of comparable Treasury yields. (The ratio historically has been approximately 90%.) This environment helped spark a rally to close the six-month period. For the full six months, long-term municipal bonds struggled most, due to continued selling and supply pressures, while lower-quality municipals suffered from general risk aversion and concerns about the duration and severity of the economic recession.

By the end of February, the ratio between 10-year municipal and Treasury yields dropped to 109%—still attractive, but closer to historic norms. We expect the near-term demand for high-quality municipals to remain strong. Positive trends for the market include a likely increase in corporate and personal tax rates, which would make the tax-free income from municipals even more attractive.

Performance

California Long-Term Tax-Free

Total Returns as of February 28, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	-2.14%	2.63%	2.07%	3.80%	6.55%	11/9/83
Barclays Capital Long-Term
Municipal Bond Index(2)	-6.36%	-0.61%	1.78%	4.04%	7.84%(3)	—
Lipper California Municipal Debt
Funds Average Returns(4)	-6.03%	-1.50%	1.04%	2.98%	6.56%(5)	—
Investor Class’s Lipper Ranking(4)
as of 2/28/09	—	18 of 120	23 of 101	13 of 72	1 of 1	—
as of 3/31/09	—	16 of 121	24 of 101	13 of 72	1 of 1	—
A Class						9/28/07
No sales charge*	-2.26%	2.38%	—	—	-0.51%
With sales charge*	-6.66%	-2.25%	—	—	-3.66%
B Class						9/28/07
No sales charge*	-2.63%	1.61%	—	—	-1.26%
With sales charge*	-7.63%	-2.39%	—	—	-4.10%
C Class						9/28/07
No sales charge*	-2.62%	1.61%	—	—	-1.25%
With sales charge*	-3.58%	1.61%	—	—	-1.25%

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Formerly Lehman Brothers Long-Term Municipal Bond Index.
(3)	Since 10/31/83, the date nearest the Investor Class’s inception for which data are available.
(4)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(5)	Since 11/10/83, the date nearest the Investor Class’s inception for which data are available.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

California Long-Term Tax-Free

One-Year Returns Over 10 Years
Periods ended February 28
	2000*	2001	2002	2003	2004*	2005	2006	2007	2008*	2009
Investor Class	-4.68%	14.08%	6.68%	6.62%	5.95%	2.46%	3.77%	4.99%	-3.30%	2.63%
Barclays Capital
Long-Term Municipal
Bond Index	-6.23%	16.39%	7.18%	8.03%	7.70%	5.79%	6.58%	6.67%	-8.63%	-0.61%
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary
California Long-Term Tax-Free

Portfolio Managers: Dave MacEwen, Joseph Gotelli, and Steven Permut

Performance Summary

California Long-Term Tax-Free declined 2.14%* for the six months ended February 28, 2009. By comparison, its benchmark—the Barclays Capital Long-Term Municipal Bond Index—was down 6.36%. For the same period, the California Municipal Debt Funds tracked by Lipper had an average decline of 6.03%. See page 3 for additional performance comparisons.

The portfolio’s absolute return reflects the challenging environment for long-term municipal bonds during the reporting period (see the Market Perspective on page 2). Relative to the Barclays Index and peer group average return, we believe the fund benefited from our coupon structure and yield curve positioning, as well as some of our sector allocation decisions.

Portfolio at a Glance
	As of	As of
	2/28/09	8/31/08
Weighted Average Maturity	16.8 years	16.8 years
Average Duration (Modified)	8.3 years	8.0 years

Yields as of February 28, 2009
30-Day SEC Yield
Investor Class		3.26%
A Class		2.87%
B Class		2.25%
C Class		2.25%
Investor Class 30-Day Tax-Equivalent Yields(1)
31.98% Tax Bracket		4.79%
34.70% Tax Bracket		4.99%
39.23% Tax Bracket		5.37%
41.05% Tax Bracket		5.53%
(1) The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Benefiting From Curve, Structure Trades

Portfolio performance was aided by our coupon structure—we tended to hold “premium” bonds (those with coupons above market interest rates), which are typically less sensitive to changes in market interest rates. As a result, that coupon structure aided relative results when the municipal market sold off sharply late in 2008.

Performance also benefited early in the period from the yield curve steepening bias we had in place using municipal bonds and two- and 30-year Treasury futures (the trade was based on the expectation that the yield difference between two- and 30-year Treasury notes would widen, which it did).

We closed out those positions in late 2008, when the curve was near its widest point. With spreads wide against a poor economic backdrop and worries about deflation, we thought it was prudent to lock in our profits from this long-running trade. Instead, we repositioned the portfolio to be curve neutral.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

California Long-Term Tax-Free

Sector Allocation Also Helped

Our sector trades generally had a positive effect. In general, we favored high-quality essential service revenue bonds in less economically sensitive segments of the market—such as water and sewer bonds. We also took the opportunity to add high-quality, liquid (easily bought and sold) health care and education bonds in an effort to increase the portfolio’s credit quality. Because of the dislocations in the market, many of these securities were trading at levels that we believed to be very attractive relative to their underlying credit profiles. We think these trades make sense given the economic backdrop, and believe they contributed to performance relative to the benchmark and Lipper group. It also helped that we were underweight corporate-linked municipal bonds. This positioning has been a key source of outperformance relative to the Lipper group over time.

Portfolio Composition by Credit Rating
	% of fund	% of fund
	investments	investments
	as of	as of
	2/28/09	8/31/08
AAA	22%	24%
AA	37%	43%
A	35%	23%
BBB	6%	9%
Not Rated	—	1%
Ratings provided by independent research companies. These ratings are listed in Standard & Poor’s format even if they were provided by other sources.

Top Five Sectors as of February 28, 2009
		% of fund
		investments
Certificate of Participation (COPs)/Leases		20%
General Obligation (GO)		15%
Water/Sewer/Gas Revenue		15%
Prerefunded		10%
Hospital Revenue		10%

Outlook

“We have a cautious outlook for the economy and municipal bonds—with consumers cutting back, job losses mounting, and credit tight, it’s hard to see economic and credit conditions improving much in the near term,” said Steven Permut, leader of the municipal bond team at American Century Investments. “Against that backdrop, we’re likely to continue to favor bonds from less economically sensitive segments of the market, as well as those that offer an attractive combination of yield, quality, and structure.”

“Despite the challenges,” Permut continued, “we see a number of positives for the municipal market longer term. First, we think the economic stimulus package recently passed in Washington is good for municipal bonds—in addition to promoting growth, it has a number of features that are supportive of the state and local governments that issue municipal bonds. Second, it seems highly likely that we’re in for higher tax rates down the road. Other things being equal, higher taxes increase the appeal of municipals relative to fully taxable investments. Third, municipals carry less credit risk than corporate bonds, a key benefit for risk-conscious investors. Finally, municipal bond yields remain very attractive relative to fully taxable investments; indeed, their yields are significantly higher than those on like-maturity Treasury bonds, even before taxes.”

Performance

California High-Yield Municipal

Total Returns as of February 28, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	-7.77%	-3.23%	1.70%	3.83%	5.47%	12/30/86
Barclays Capital Long-Term
Municipal Bond Index(2)	-6.36%	-0.61%	1.78%	4.04%	6.54%(3)	—
Lipper California Municipal Debt
Funds Average Returns(4)	-6.03%	-1.50%	1.04%	2.98%	5.45%(3)	—
Investor Class’s Lipper Ranking(4)
as of 2/28/09	—	100 of 120	38 of 101	10 of 72	14 of 23	—
as of 3/31/09	—	92 of 121	38 of 101	10 of 72	13 of 23	—
A Class						1/31/03
No sales charge*	-7.89%	-3.48%	1.44%	—	2.51%
With sales charge*	-12.06%	-7.85%	0.52%	—	1.74%
B Class						1/31/03
No sales charge*	-8.24%	-4.20%	0.69%	—	1.75%
With sales charge*	-13.24%	-8.20%	0.49%	—	1.75%
C Class						1/31/03
No sales charge*	-8.24%	-4.20%	0.69%	—	1.79%
With sales charge*	-9.13%	-4.20%	0.69%	—	1.79%

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Formerly Lehman Brothers Long-Term Municipal Bond Index.
(3)	Since 12/31/86, the date nearest the Investor Class’s inception for which data are available.
(4)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

California High-Yield Municipal

One-Year Returns Over 10 Years
Periods ended February 28
	2000*	2001	2002	2003	2004*	2005	2006	2007	2008*	2009
Investor Class	-3.94%	13.40%	6.77%	7.61%	7.01%	5.62%	6.96%	5.76%	-5.90%	-3.23%
Barclays Capital
Long-Term Municipal
Bond Index	-6.23%	16.39%	7.18%	8.03%	7.70%	5.79%	6.58%	6.67%	-8.63%	-0.61%
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary
California High-Yield Municipal

Portfolio Manager: Steven Permut

Performance Summary

California High-Yield Municipal declined 7.77%* for the six months ended February 28, 2009. By comparison, its benchmark, the Barclays Capital Long-Term Municipal Bond Index fell 6.36%. At the same time, the California Municipal Debt Funds tracked by Lipper had an average decline of 6.03%. See page 7 for additional performance comparisons.

The portfolio’s negative absolute results reflect the difficult investment climate during the reporting period (see the Market Perspective on page 2)—in general, the greater an asset’s risk, the poorer its performance. This goes a long way toward explaining why the portfolio lagged its investment-grade benchmark and the average return of its Lipper group, which includes investment-grade portfolios. Nevertheless, our yield curve positioning and some of our sector and security selection decisions helped performance.

Portfolio at a Glance
	As of	As of
	2/28/09	8/31/08
Weighted Average Maturity	17.3 years	17.2 years
Average Duration (Modified)	8.2 years	7.0 years

Yields as of February 28, 2009
30-Day SEC Yield
Investor Class		5.25%
A Class		4.77%
B Class		4.24%
C Class		4.24%
Investor Class 30-Day Tax-Equivalent Yields(1)
31.98% Tax Bracket		7.72%
34.70% Tax Bracket		8.04%
39.23% Tax Bracket		8.64%
41.05% Tax Bracket		8.91%
(1) The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Poor High-Yield Performance

High-yield municipal bonds lagged investment-grade securities in the last six months. Worries about the length and depth of the recession weighed most on lower-quality bonds. In addition, these bonds are typically less liquid (not as easily bought and sold) than investment-grade securities, so their price declines tended to be greater. These factors combined with the ongoing financial crisis to contribute to some of the worst months in municipal market history in late 2008, particularly for lower-rated municipals.

The effect of the sharp sell-off was to push the spread, or difference in yield, between municipals and Treasury bonds to record highs. Such attractive tax-free yields lured buyers to the municipal market, making January and February of 2009 the best months in market history; nevertheless, the buying was concentrated in the most liquid, highest-quality municipal bonds, contributing further to the underperformance of high-yield debt.

Benefiting From Curve Trade

Despite the portfolio’s negative absolute results, we made a number of trades that helped performance. A key contributor was a long-running yield curve steepening trade we had in place using municipal bonds and two- and 30-year Treasury futures

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

California High-Yield Municipal

(the trade was based on the expectation that the yield difference between two- and 30-year Treasury notes would widen, which it did). We closed out those positions in late 2008, when the curve was near its widest point.

Defensive Positioning Helped

It also helped results to trade into more defensive sectors of the market over the course of 2008. In particular, we reduced our exposure to land-based deals, taking advantage of the dislocations in the market to add what we believed were high-quality, well-structured bonds offering attractive yields. We focused on adding health care and higher-education bonds, which performed relatively well in the last six months. In terms of the land-secured bonds we continued to hold, we preferred seasoned, well-structured bonds backed by revenues from projects that were largely built out.

Portfolio Composition by Credit Rating
	% of fund	% of fund
	investments	investments
	as of	as of
	2/28/09	8/31/08
AAA	25%	27%
AA	24%	20%
A	11%	13%
BBB	7%	8%
Not Rated	33%	32%
Ratings provided by independent research companies. These ratings are listed in Standard & Poor’s format even if they were provided by other sources.

Top Five Sectors as of February 28, 2009
		% of fund
		investments
Land Secured		26%
Prerefunded		16%
General Obligation (GO)		11%
Hospital Revenue		7%
Electrical Revenue		7%

Outlook

“We have a cautious outlook for the economy and municipal bonds—with consumers cutting back, job losses mounting, and credit tight, it’s hard to see economic and credit conditions improving much in the near term,” said Steven Permut, leader of the municipal bond team at American Century Investments. “Against that backdrop, we’re likely to continue to favor bonds from less economically sensitive segments of the market, as well as those that offer an attractive combination of yield, quality, and structure.”

“Despite the challenges,” Permut continued, “we see a number of positives for the municipal market longer term. First, we think the economic stimulus package recently passed in Washington is good for municipal bonds—in addition to promoting growth, it has a number of features that are supportive of the state and local governments that issue municipal bonds. Second, it seems highly likely that we’re in for higher tax rates down the road. Other things being equal, higher taxes increase the appeal of municipals relative to fully taxable investments. Third, municipals carry less credit risk than corporate bonds, a key benefit for risk-conscious investors. Finally, municipal bond yields remain very attractive relative to fully taxable investments; indeed, their yields are significantly higher than those on like-maturity Treasury bonds, even before taxes.”

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	9/1/08	2/28/09	9/1/08 - 2/28/09	Expense Ratio*
California Long-Term Tax-Free
Actual
Investor Class	$1,000	$978.60	$2.40	0.49%
A Class	$1,000	$977.40	$3.63	0.74%
B Class	$1,000	$973.70	$7.29	1.49%
C Class	$1,000	$973.80	$7.29	1.49%
Hypothetical
Investor Class	$1,000	$1,022.36	$2.46	0.49%
A Class	$1,000	$1,021.12	$3.71	0.74%
B Class	$1,000	$1,017.41	$7.45	1.49%
C Class	$1,000	$1,017.41	$7.45	1.49%
California High-Yield Municipal
Actual
Investor Class	$1,000	$922.30	$2.48	0.52%
A Class	$1,000	$921.10	$3.67	0.77%
B Class	$1,000	$917.60	$7.23	1.52%
C Class	$1,000	$917.60	$7.23	1.52%
Hypothetical
Investor Class	$1,000	$1,022.22	$2.61	0.52%
A Class	$1,000	$1,020.98	$3.86	0.77%
B Class	$1,000	$1,017.26	$7.60	1.52%
C Class	$1,000	$1,017.26	$7.60	1.52%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments
California Long-Term Tax-Free

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount		Value	Principal Amount		Value

Municipal Securities — 98.5%			$ 300,000	California Economic Recovery
				GO, Series 2004 C2, VRDN,
CALIFORNIA — 97.4%				0.70%, 3/2/09 (SBBPA: Bank
$ 3,445,000	ABAG Tax Allocation Rev.,			of America N.A.)(1)	$ 300,000
	Series 2007 A, 5.00%,		1,100,000	California Economic Recovery
	9/1/33 (Ambac)(1)	$ 2,597,392		GO, Series 2004 C3, VRDN,
4,000,000	Anaheim Public Financing			0.70%, 3/2/09 (SBBPA:
	Auth. Rev., (Electric			Landesbank Hessen-Thuringen
	System Distribution),			Girozentrale)(1)	1,100,000
	5.25%, 10/1/39(2)	3,981,680	2,000,000	California Educational
2,100,000	Anaheim Redevelopment			Facilities Auth. Rev.,
	Agency Tax Allocation Rev.,			(University of Pacific),
	Series 2007 A, (Anaheim			5.25%, 5/1/34(1)	1,758,080
	Merged Redevelopment		5,000,000	California Educational
	Project Area), 5.00%,			Facilities Auth. Rev.,
	2/1/31 (FSA)(1)	1,984,983		(University of Santa Clara),
5,235,000	Antioch Public Financing Auth.			5.625%, 4/1/37	5,101,300
	Lease Rev., Series 2002 A,		8,570,000	California Educational Facilities
	(Municipal Facilities), 5.50%,			Auth. Rev., (University of
	1/1/32 (MBIA)(1)	5,250,967		Southern California),
4,730,000	Antioch Public Financing Auth.			5.50%, 10/1/27(1)	8,686,638
	Lease Rev., Series 2002 B,		1,920,000	California Educational
	(Municipal Facilities), 5.625%,			Facilities Auth. Rev., (Western
	1/1/22 (MBIA)(1)	4,877,860		University Health Sciences),
6,005,000	Antioch Public Financing Auth.			6.00%, 10/1/12, Prerefunded
	Lease Rev., Series 2002 B,			at 100% of Par(1)(3)	2,215,738
	(Municipal Facilities), 5.625%,		1,220,000	California Educational
	1/1/27 (MBIA)(1)	6,099,218		Facilities Auth. Rev., Series
1,395,000	Avenal Public Financing Auth.			2004 C, (Lutheran University),
	Rev., 5.00%, 9/1/25(1)	1,222,592		5.00%, 10/1/29(1)	937,765
495,000	Banning COP, (Wastewater		5,000,000	California Educational
	System Refunding &			Facilities Auth. Rev., Series
	Improvement), 8.00%,			2007 A, (Claremont Graduate
	1/1/19 (Ambac)(1)	605,791		University), 5.00%, 3/1/42(1)	4,104,300
1,205,000	Berryessa Union School		3,953,000	California Educational
	District GO, Series 2001 B,			Facilities Auth. Rev., Series
	(Election of 1999), 5.375%,			2009 A, (University of
	8/1/11, Prerefunded at 101%			Southern California),
	of Par (FSA)(1)(3)	1,336,863		5.00%, 10/1/39(1)	3,952,802
3,500,000	Big Bear Lake Water Rev.,		3,000,000	California GO, 6.125%, 10/1/11
	6.00%, 4/1/22 (MBIA)(1)	4,057,270		(Ambac-TCRS)(1)	3,251,370
5,000,000	California County Tobacco		6,600,000	California GO, 5.00%,
	Securitization Agency Rev.,			11/1/32(1)	6,173,838
	(Gold Country Settlement		6,400,000	California GO, 5.00%, 6/1/34(1)	5,937,408
	Funding Corp.),		7,000,000	California GO, 5.00%, 4/1/38(1)	6,418,720
	5.25%, 6/1/46(1)	2,766,800
			3,000,000	California Health Facilities
3,480,000	California Department of			Financing Auth. Rev., Series
	Water Resources Power			1989 A, (Kaiser Permanente),
	Supply Rev., Series 2002 A,			7.15%, 10/1/09(1)(4)	2,958,960
	5.50%, 5/1/14 (Ambac)(1)	3,754,607
			7,165,000	California Health Facilities
2,400,000	California Department of			Financing Auth. Rev., Series
	Water Resources Power			1993 C, (St. Francis Memorial
	Supply Rev., Series 2005 G4,			Hospital), 5.875%, 11/1/23(1)	8,415,937
	5.00%, 5/1/16(1)	2,635,272
			1,000,000	California Health Facilities
				Financing Auth. Rev., Series
				2008 C, (Providence Health &
				Services), 6.50%, 10/1/33(1)	1,052,390

California Long-Term Tax-Free

Principal Amount		Value	Principal Amount		Value
$ 5,000,000	California Health Facilities		$ 5,000,000	California Statewide
	Financing Auth. Rev., Series			Communities Development
	2008 J, (Catholic Healthcare			Auth. Rev., Series 2006 B,
	West), 5.625%, 7/1/32(1)	$ 4,679,450		(Kaiser Permanente),
1,000,000	California Infrastructure &			5.25%, 3/1/45(1)	$ 4,152,350
	Economic Development Bank		3,000,000	California Statewide
	Rev., (Performing Arts Center			Communities Development
	of Los Angeles County),			Auth. Rev., Series 2008 C,
	5.00%, 12/1/37(1)	925,390		(Catholic Healthcare West),
4,000,000	California Public Works Board			5.625%, 7/1/35(1)	2,760,810
	Lease Rev., Series 1993 A,		5,695,000	Capistrano Unified School
	(Department of Corrections),			District Special Tax Rev.,
	5.00%, 12/1/19 (Ambac)(1)	4,276,320		(Community Facilities
3,250,000	California Public Works Board			District No. 88-1), 6.50%,
	Lease Rev., Series 2005			9/1/14 (FSA)(1)	5,804,800
	A, (Department of General		1,125,000	Carlsbad Unified School
	Services - Butterfield),			District GO, Series 2007 A,
	5.25%, 6/1/30(1)	3,010,475		(Election of 2006), 5.25%,
2,835,000	California Public Works Board			8/1/32 (MBIA)(1)	1,136,396
	Lease Rev., Series 2006		1,520,000	Castaic Lake Water Agency
	E, (University of California			COP, Series 1994 A, (Water
	Research), 5.00%, 10/1/31(1)	2,712,812		System Improvement), 7.00%,
9,500,000	California Public Works Board			8/1/12 (MBIA)(1)	1,744,717
	Lease Rev., Series 2006 G,		1,320,000	Coalinga Public Financing
	(California State University),			Auth. Local Obligation Rev.,
	5.00%, 11/1/31(1)	8,394,485		Series 1998 A, (Senior Lien),
2,590,000	California Public Works			6.375%, 9/15/21 (Ambac)(1)	1,492,907
	Board Lease Rev., Series		2,615,000	Concord Joint Powers
	2006 G, (Physical Science			Financing Auth. Lease Rev.,
	Replacement Building, Wing A,			(Concord Avenue Parking
	Los Angeles Campus),			Structure), 5.125%, 3/1/23(1)	2,656,918
	5.00%, 11/1/26(1)	2,436,206	2,205,000	Concord Joint Powers
5,000,000	California State University			Financing Auth. Lease Rev.,
	Systemwide Rev., Series 2007			(Police Facilities),
	A, 5.00%, 11/1/24 (FSA)(1)	5,146,050		5.25%, 8/1/13(1)	2,384,134
9,815,000	California Statewide		1,555,000	Contra Costa Water District
	Communities Development			Rev., Series 1992 E, 6.25%,
	Auth. Rev., Series 1998 A,			10/1/12 (Ambac)(1)	1,685,014
	(Sherman Oaks Project),		4,500,000	Eastern Municipal Water
	5.00%, 8/1/22 (Ambac/			District Water & Sewer COP,
	California Mortgage			Series 2008 H,
	Insurance)(1)	10,400,857		5.00%, 7/1/33(1)	4,328,145
12,050,000	California Statewide		5,725,000	Escondido COP, 5.00%,
	Communities Development			9/1/30 (Ambac)(1)	5,172,652
	Auth. Rev., Series 2001 C,
	(Kaiser Permanente), VRDN,		3,590,000	Fontana Redevelopment
	5.25%, 8/1/16(1)	10,488,682		Agency Tax Allocation Rev.,
				(Sierra Corridor Commercial
1,000,000	California Statewide			Redevelopment Project),
	Communities Development			5.50%, 9/1/34(1)	2,852,075
	Auth. Rev., Series 2005 A,
	(Thomas Jefferson School		2,000,000	Foothill-De Anza Community
	of Law), 4.875%, 10/1/15,			College District GO, Series
	Prerefunded at 100%			2007 A, (Election of 2006),
	of Par(1)(3)	1,107,430		5.00%, 8/1/27 (Ambac)(1)	2,020,480
			2,225,000	Fresno Sewer Rev.,
				Series 1993 A1, 6.25%,
				9/1/14 (Ambac)(1)	2,491,288

California Long-Term Tax-Free

Principal Amount		Value	Principal Amount		Value
$ 4,375,000	Golden State Tobacco		$ 5,000,000	Los Angeles Unified School
	Securitization Corp. Settlement			District GO, Series 2006 G,
	Rev., Series 2007 A1,			(Election of 2004), 5.00%,
	5.125%, 6/1/47(1)	$ 2,358,388		7/1/25 (Ambac)(1)	$ 5,042,500
14,570,000	Golden State Tobacco		8,000,000	Metropolitan Water District
	Securitization Corp. Settlement			of Southern California Rev.,
	Rev., Series 2007 A1,			5.75%, 8/10/18(1)	8,809,440
	5.75%, 6/1/47(1)	8,783,379	3,000,000	Metropolitan Water District
4,705,000	Hillsborough School District			of Southern California Rev.,
	GO, Series 2006 B, (Election			Series 2006 B, 4.375%,
	of 2002), 4.86%, 9/1/29(1)(4)	1,488,615		7/1/37(1)	2,674,860
5,010,000	Hillsborough School District		5,000,000	Metropolitan Water District
	GO, Series 2006 B, (Election			of Southern California
	of 2002), 4.87%, 9/1/30(1)(4)	1,486,116		Rev., Series 2009 A,
5,335,000	Hillsborough School District			5.00%, 1/1/39(1)	4,999,650
	GO, Series 2006 B, (Election		8,635,000	M-S-R Public Power Agency
	of 2002), 4.88%, 9/1/31(1)(4)	1,482,917		Rev., Series 1989 D,
5,000,000	Huntington Beach Union			(San Juan), 6.75%,
	High School District GO,			7/1/20 (MBIA)(1)	10,713,272
	(Election of 2004), 5.00%,		1,000,000	New Haven Unified School
	8/1/31 (MBIA)(1)(4)	1,249,350		District GO, 12.00%,
9,350,000	Imperial Irrigation District			8/1/18 (FSA)(1)	1,660,080
	COP, (Water System), 5.50%,		6,000,000	Northern Inyo County
	7/1/29 (Ambac)(1)	9,349,252		Local Hospital District GO,
1,815,000	Kern High School District GO,			5.60%, 8/1/35(1)	5,304,960
	7.15%, 8/1/14 (MBIA)(1)	2,292,526	5,055,000	Oakland Redevelopment
1,340,000	Kern High School District GO,			Agency Tax Allocation Rev.,
	Series 1992 C, (Election			(Central District), 5.50%,
	of 1990), 6.25%,			2/1/14 (Ambac)(1)	5,512,427
	8/1/13 (MBIA)(1)	1,600,107	1,680,000	Oceanside COP, Series 2003 A,
3,630,000	Kern High School District GO,			5.25%, 4/1/17 (Ambac)(1)	1,689,425
	Series 1993 D, 7.00%, 8/1/17		850,000	Orange County Improvement
	(MBIA)(1)	4,762,923		Bond Act of 1915 Special
1,250,000	Lancaster Financing Auth. Tax			Assessment, (Newport Coast
	Allocation Rev., (Projects No. 5			Phase IV Assessment District
	& 6), 5.60%, 2/1/34(1)	982,612		No. 01-1), 5.00%, 9/2/26	636,939
5,190,000	Lancaster Financing Auth.		1,250,000	Orange County Improvement
	Tax Allocation Rev., (School			Bond Act of 1915 Special
	District), 5.00%, 2/1/37(1)	3,763,269		Assessment, (Newport Coast
				Phase IV Assessment District
2,240,000	Lodi Unified School District			No. 01-1), 5.05%, 9/2/33	861,962
	COP, Series 2005 A, (Aspire),
	5.00%, 8/1/32 (FGIC)(1)	1,983,117	3,100,000	Oxnard School District GO,
				Series 2001 A, 5.75%,
1,605,000	Long Beach Bond Finance			8/1/22 (MBIA)(1)	3,270,841
	Auth. Lease Rev.,
	(Plaza Parking Facility),		2,075,000	Pasadena COP, (Old
	5.25%, 11/1/21(1)	1,632,108		Pasadena Parking Facility),
				6.25%, 1/1/18(1)	2,422,811
2,800,000	Los Angeles Community
	College District GO, Series		1,150,000	Perris Public Financing
	2008 E1, (Election of 2001),			Auth. Tax Allocation Rev.,
	5.00%, 8/1/26(1)	2,833,488		5.35%, 10/1/36	760,725
4,370,000	Los Angeles Department of		2,500,000	Pico Rivera Water Auth.
	Airports Rev., Series 2008 C,			Rev., Series 1999 A,
	(Los Angeles International			(Water System), 5.50%,
	Airport), 5.25%, 5/15/21(1)	4,563,766		5/1/29 (MBIA)(1)	2,616,200
4,000,000	Los Angeles Department of		1,000,000	Pomona Unified School District
	Water & Power Rev., Series			GO, Series 2000 A, 6.55%,
	2008 A1, (Power System),			8/1/29 (MBIA)(1)	1,079,760
	5.25%, 7/1/38(1)	4,023,200

California Long-Term Tax-Free

Principal Amount		Value	Principal Amount		Value
$ 1,000,000	Pomona Unified School District		$ 2,705,000	South Gate COP, Series 2002
	GO, Series 2001 A, 6.15%,			A, 5.50%, 9/1/21 (Ambac)(1)	$ 2,877,768
	8/1/30 (MBIA)(1)	$ 1,026,670	2,000,000	South Orange County Public
1,110,000	Poway Redevelopment Agency			Financing Auth. Special Tax
	Tax Allocation, (Paguay			Rev., Series 1994 A, (Senior
	Redevelopment), 5.375%,			Lien), 7.00%, 9/1/11 (MBIA)(1)	2,112,460
	12/15/20 (Ambac)(1)	1,073,947	7,315,000	Southern California
1,580,000	Riverside Redevelopment			Public Power Auth. Rev.,
	Agency Tax Allocation Rev.,			(Multiple Projects), 6.75%,
	Series 2004 A, (Housing			7/1/12 (FSA-CR)(1)	8,464,260
	Set-Aside), 5.00%,		3,730,000	Southern California
	8/1/28 (FGIC)(1)	1,432,049		Public Power Auth. Rev.,
1,500,000	Sacramento City Financing			(Multiple Projects), 6.75%,
	Auth. Lease Rev., Series 1993			7/1/13 (FSA-CR)(1)	4,387,040
	A, 5.40%, 11/1/20 (Ambac)(1)	1,641,045	1,105,000	Stanton Redevelopment
1,000,000	Saddleback Valley Unified			Agency Tax Allocation Rev.,
	School District Public			(Community Development),
	Financing Auth. Special Tax			5.45%, 12/1/17 (Ambac)(1)	1,131,686
	Rev., Series 1997 A, 6.00%,		2,000,000	Taft Public Financing Auth.
	9/1/16 (FSA)(1)	1,169,840		Lease Rev., Series 1997 A,
1,800,000	San Bernardino Community			(Community Correctional
	College District GO, Series			Facility Acquisition),
	2008 A, (Election of 2002),			6.05%, 1/1/17(1)	2,006,500
	6.25%, 8/1/33(1)	1,964,592	2,885,000	Torrance COP, Series 2005
7,700,000	San Diego County COP Linked			B, (Refinancing & Public
	Security, ARC, YCC, 5.625%,			Improvement), 5.25%, 6/1/34
	9/1/12 (Ambac)(1)	7,933,079		(Ambac)(1)	2,719,401
750,000	San Diego Regional Building		1,215,000	Turlock Health Facility COP,
	Auth. Lease Rev., Series 2009			(Emanuel Medical Center,
	A, (County Operations Center			Inc.), 5.50%, 10/15/18(1)	978,695
	& Annex), 5.375%, 2/1/36(1)	737,910	1,285,000	Turlock Health Facility COP,
3,535,000	San Mateo County Joint			(Emanuel Medical Center,
	Powers Financing Auth. Lease			Inc.), 5.50%, 10/15/19(1)	1,015,034
	Rev., Series 1993 A, (Capital		2,500,000	Ukiah Electric Rev., 6.25%,
	Projects Program), 6.50%,			6/1/18 (MBIA)(1)	2,723,175
	7/1/15 (MBIA)(1)	4,193,818
			630,000	University of California Rev.,
4,000,000	San Mateo County Joint			Series 2004 A, (UCLA Medical
	Powers Financing Auth. Lease			Center), 5.50%, 5/15/12,
	Rev., Series 1993 A, (Capital			Prerefunded at 101% of
	Projects Program), 6.00%,			Par (Ambac)(1)(3)	714,407
	7/1/19 (MBIA)(1)	4,484,600
			370,000	University of California Rev.,
3,355,000	Santa Barbara County			Series 2004 A, (UCLA Medical
	Waterfront COP, 5.50%,			Center), 5.50%, 5/15/24
	10/1/22 (Ambac)(1)	3,429,817		(Ambac)(1)	333,551
2,000,000	Santa Margarita-Dana Point		5,000,000	Ventura County Community
	Auth. Rev., Series 1994 B,			College District GO, Series
	(Improvement Districts 3,			2008 C, (Election of 2002),
	3A, 4, 4A), 7.25%,			5.50%, 8/1/33(1)	5,069,550
	8/1/14 (MBIA)(1)	2,263,300
			7,000,000	Vista COP, (Community
2,470,000	Shasta Lake Public Finance			Projects), 5.00%,
	Auth. Rev., 5.00%, 4/1/25(1)	1,908,791		5/1/37 (MBIA)(1)	5,919,760
2,500,000	South Coast Air Quality		1,445,000	Walnut Valley Unified School
	Management District Building			District GO, Series 1992 B,
	Corp. Rev., (Installment Sale			6.00%, 8/1/10 (Ambac)(1)	1,547,826
	Headquarters), 6.00%,
	8/1/11 (Ambac)(1)	2,678,100

California Long-Term Tax-Free

Principal Amount		Value	Notes to Schedule of Investments
$ 2,490,000	Watsonville Insured Hospital		ABAG = Association of Bay Area Governments
	Rev., Series 1996 A,		Ambac = Ambac Assurance Corporation
	(Community Hospital),		Ambac-TCRS = Ambac Assurance Corporation - Transferrable
	6.20%, 7/1/12 (California		Custodial Receipts
	Mortgage Insurance)(1)	$ 2,700,629	ARC = Auction Rate Certificate
2,460,000	Woodland COP, (Wastewater		COP = Certificates of Participation
	System Reference), 5.75%,		FGIC = Financial Guaranty Insurance Co.
	3/1/12 (Ambac)(1)	2,602,016	FSA = Financial Security Assurance, Inc.
		393,729,685	FSA-CR = Financial Security Assurance, Inc. - Custodian Receipts
PUERTO RICO — 1.1%			GO = General Obligation
4,000,000	Puerto Rico Electric Power		M-S-R = Modesto, Stockton, Redding
	Auth. Rev., Series 2002 II,		MBIA = MBIA Insurance Corporation
	5.375%, 7/1/12, Prerefunded		SBBPA = Standby Bond Purchase Agreement
	at 101% of Par (XLCA)(1)(3)	4,541,040	VRDN = Variable Rate Demand Note. Interest reset date is indicated.
TOTAL MUNICIPAL SECURITIES			Rate shown is effective at the period end.
(Cost $410,004,601)		398,270,725	XLCA = XL Capital Ltd.
Short-Term Municipal Securities— 0.7%			YCC = Yield Curve Certificate
CALIFORNIA — 0.7%			(1) Security, or a portion thereof, has been segregated for when-issued
3,000,000	3/3/09 California (1) GO, 7.25%,		security. At the period end, the aggregate value of securities
(Cost $3,000,000)		3,002,250	pledged was $3,982,000.
			(2) When-issued security.
Municipal Derivatives — 0.3%			(3) Escrowed to maturity in U.S. government securities or state and
CALIFORNIA — 0.3%			local government securities.
1,000,000	San Diego County Water Auth.		(4) Security is a zero-coupon municipal bond. The rate indicated is the
	Rev., COP, (Registration Rites),		yield to maturity at purchase. Zero-coupon securities are issued at
	Yield Curve Notes, Inverse		a substantial discount from their value at maturity.
	Floater, 5.68%, 4/22/09		(5) Inverse floaters have interest rates that move inversely to market
	(FGIC/GO of Authority)(1)(5)		interest rates. Inverse floaters typically have durations longer than
(Cost $1,000,958)		1,015,240	long-term bonds, which may cause their value to be more volatile
TOTAL INVESTMENT			than long-term bonds when interest rates change. Final maturity
SECURITIES — 99.5%			is indicated.
(Cost $414,005,559)		402,288,215
OTHER ASSETS
AND LIABILITIES — 0.5%		1,935,033	See Notes to Financial Statements.
TOTAL NET ASSETS — 100.0%		$404,223,248

California High-Yield Municipal

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount		Value	Principal Amount		Value
Municipal Securities — 97.6%			$ 2,500,000	California Department of
				Water Resources Water
CALIFORNIA — 95.2%				System Rev., Series
$ 1,000,000	ABC Unified School District			2008 AE, (Central Valley),
	GO, Series 2000 B, 6.14%,			5.00%, 12/1/23	$ 2,650,400
	8/1/21 (FGIC)(1)	$ 529,320	6,000,000	California Economic Recovery
1,200,000	Anaheim Public Financing			GO, Series 2004 A, 5.25%,
	Auth. Lease Rev., Series 1997			7/1/14 (FGIC)	6,519,660
	A, (Public Improvements),		650,000	California Economic Recovery
	6.00%, 9/1/24 (FSA)	1,351,608		GO, Series 2004 C3, VRDN,
1,175,000	Anaheim Redevelopment			0.70%, 3/2/09 (SBBPA:
	Agency Tax Allocation Rev.,			Landesbank Hessen-Thuringen
	Series 2007 A, (Anaheim			Girozentrale)	650,000
	Merged Redevelopment		13,950,000	California Economic Recovery
	Project Area), 5.00%,			GO, Series 2008 B, VRDN,
	2/1/31 (FSA)	1,110,645		5.00%, 3/1/11	14,592,677
2,875,000	Beaumont Financing Auth.		1,505,000	California Educational
	Local Agency Special Tax Rev.,			Facilities Auth. Rev., (Western
	Series 2004 D, 5.80%, 9/1/35	2,058,759		University Health Sciences),
1,435,000	Beaumont Financing Auth.			6.00%, 10/1/12, Prerefunded
	Local Agency Special Tax Rev.,			at 100% of Par(2)	1,732,255
	Series 2005 B, 5.40%, 9/1/35	959,068	4,000,000	California Health Facilities
855,000	Beaumont Financing Auth.			Financing Auth. Rev., Series
	Local Agency Special Tax Rev.,			1989 A, (Kaiser Permanente),
	Series 2005 C, 5.50%, 9/1/29	619,969		7.15%, 10/1/12 (Ambac-
				TCRS)(1)	3,568,640
4,000,000	Beaumont Financing Auth.
	Local Agency Special Tax Rev.,		1,500,000	California Health Facilities
	Series 2005 C, 5.50%, 9/1/35	2,717,360		Financing Auth. Rev., Series
				2008 A, (Scripps Health),
2,700,000	Beaumont Financing Auth.			5.50%, 10/1/20	1,495,470
	Local Agency Special Tax Rev.,
	Series 2006 A, (Improvement		5,000,000	California Health Facilities
	Area No. 19C), 5.35%, 9/1/36	1,700,838		Financing Auth. Rev., Series
				2008 A, (Sutter Health),
1,050,000	Beaumont Financing Auth.			5.50%, 8/15/16	5,458,700
	Local Agency Special Tax Rev.,
	Series 2008 A, (Improvement		5,000,000	California Health Facilities
	Area No. 19C), 6.875%, 9/1/36	820,166		Financing Auth. Rev., Series
				2008 A, (Sutter Health),
1,190,000	Berryessa Unified School			5.25%, 8/15/22	5,083,850
	District GO, Series 2000 A,
	6.18%, 8/1/21 (FSA)(1)	641,446	3,700,000	California Health Facilities
				Financing Auth. Rev., Series
1,220,000	Berryessa Unified School			2008 A3, VRDN, (Stanford
	District GO, Series 2000 A,			Hospital), 3.45%, 6/15/11	3,803,452
	6.05%, 8/1/22 (FSA)(1)	613,782
			1,000,000	California Health Facilities
1,000,000	Berryessa Unified School			Financing Auth. Rev., Series
	District GO, Series 2000 A,			2008 C, (Providence Health &
	6.06%, 8/1/23 (FSA)(1)	466,390		Services), 6.50%, 10/1/33	1,052,390
2,450,000	California Department of		2,000,000	California Health Facilities
	Water Resources Power			Financing Auth. Rev., Series
	Supply Rev., Series 2005 G4,			2008 G, (Catholic Healthcare
	5.00%, 5/1/16	2,690,173		West), 5.50%, 7/1/25	1,956,620
4,500,000	California Department of		2,500,000	California Infrastructure &
	Water Resources Power			Economic Development Bank
	Supply Rev., Series 2008 H,			Rev., Series 2008 A, (California
	5.00%, 5/1/22	4,689,360		Independent System Operator
				Corp.), 5.00%, 2/1/13	2,727,700

California High-Yield Municipal

Principal Amount		Value	Principal Amount		Value
$ 4,410,000	California Mobilehome Park		$ 9,000,000	California Statewide
	Financing Auth. Rev., Series			Communities Development
	2000 B, (Union City Tropics),			Auth. Rev., Series 2007 A,
	7.30%, 8/15/10, Prerefunded			(California Baptist University),
	at 102% of Par(2)	$ 4,872,168		5.50%, 11/1/38	$ 5,288,760
1,905,000	California Mobilehome Park		3,400,000	California Statewide
	Financing Auth. Rev., Series			Communities Development
	2001 B, (Rancho Vallecitos -			Auth. Rev., Series 2007 A,
	San Marcos), 6.75%, 11/15/36	1,375,543		(Front Porch Communities and
6,345,000	California Mobilehome Park			Services), 5.125%, 4/1/37(3)	2,146,216
	Financing Auth. Rev., Series		2,500,000	California Statewide
	2003 B, (Palomar Estates			Communities Development
	E&W), 7.00%, 9/15/36	4,739,144		Auth. Rev., Series 2007 A,
2,000,000	California Mobilehome Park			(Lancer Educational Student
	Financing Auth. Rev., Series			Housing), 5.625%, 6/1/33	1,467,675
	2006 B, (Union City Tropics),		2,000,000	California Statewide
	5.50%, 12/15/41	1,273,120		Communities Development
1,000,000	California Municipal Finance			Auth. Rev., Series 2007 A,
	Auth. Rev., Series 2008 A,			(Valleycare Health System),
	(Biola University),			5.125%, 7/15/31	1,115,900
	5.875%, 10/1/34	819,070	6,250,000	Capistrano Unified School
2,000,000	California Public Works Board			District Special Tax Rev.,
	Lease Rev., Series 1993 D,			(Community Facilities District
	(Department of Corrections),			No. 90-2), 6.00%, 9/1/33	5,172,437
	5.25%, 6/1/15 (FSA)	2,143,660	1,000,000	Carmel Unified School District
1,265,000	California State and Local			GO, 5.50%, 8/1/25 (MBIA)	1,027,770
	Government Financial Auth.		1,700,000	Chino Valley Unified School
	Rev., Series 1997 B, (Marin			District COP, Series 2001 A,
	Valley Mobile Country),			5.375%, 9/1/20 (FSA)	1,805,009
	7.50%, 10/1/24	1,097,476	3,600,000	Chula Vista Community
2,455,000	California State University			Facilities District No. 06-1 Area
	Fresno Association, Inc.			A Special Tax Rev., (Eastlake
	Rev., (Auxiliary Organization			Woods), 6.20%, 9/1/33	3,112,704
	Event Center), 7.00%, 7/1/12,		7,715,000	Chula Vista Community
	Prerefunded at 101% of Par(2)	2,902,497		Facilities District No. 99-1
10,000,000	California State University			Special Tax Rev., (Otay Ranch
	Rev., Series 2005 C,			Spa One), 7.625%, 9/1/09,
	(Systemwide Financing			Prerefunded at 102% of Par(2)	8,144,340
	Program), 5.00%, 11/1/30		1,780,000	Clovis Public Financing Auth.
	(MBIA)	9,817,500		Lease Rev., (Corporate Yard),
2,550,000	California Statewide			5.375%, 3/1/20 (Ambac)	1,876,565
	Communities Development		460,000	Corcoran COP, 8.75%, 6/1/16	524,648
	Auth. COP, (Sonoma County
	Indian Health), 6.40%, 9/1/29	2,140,904	2,000,000	Corona Department of
				Water & Power COP, 5.00%,
1,070,000	California Statewide			9/1/35 (MBIA)	1,675,980
	Communities Development
	Auth. Rev., (Drew School),		1,150,000	Duarte Unified School District
	5.30%, 10/1/37	612,029		GO, Series 1999 B, 6.08%,
				11/1/23 (FSA)(1)	528,701
1,910,000	California Statewide
	Communities Development		2,355,000	Duarte Unified School District
	Auth. Rev., (Thomas Jefferson			GO, Series 2006 E, (Election of
				1998), 5.07%, 11/1/28 (FSA)(1)	747,453
	School of Law), 7.75%,
	10/1/11, Prerefunded at 101%		4,500,000	Eastern Municipal Water
	of Par(2)	2,200,817		District Water & Sewer Rev.
4,000,000	California Statewide			COP, Series 2008 H,
	Communities Development			5.00%, 7/1/33	4,328,145
	Auth. Rev., Series 2001 C,
	(Kaiser Permanente), VRDN,
	5.25%, 8/1/16	3,481,720

California High-Yield Municipal

Principal Amount		Value	Principal Amount		Value
$ 970,000	El Dorado County Community		$ 5,005,000	Golden State Tobacco
	Facilities District No.			Securitization Corp. Settlement
	1992-1 Special Tax Rev.,			Rev., Series 2003 A1, 6.75%,
	5.60%, 9/1/09	$ 968,584		6/1/13, Prerefunded at 100%
2,500,000	El Dorado County Community			of Par(2)	$ 5,896,741
	Facilities District No.		15,000,000	Golden State Tobacco
	2001-1 Special Tax Rev.,			Securitization Corp. Settlement
	6.30%, 9/1/31	1,852,375		Rev., Series 2007 A1,
3,400,000	El Dorado County Community			5.75%, 6/1/47	9,042,600
	Facilities District No.		3,080,000	Hawaiian Gardens COP,
	2005-1 Special Tax Rev.,			Series 2000 A, 8.00%, 6/1/10,
	5.25%, 9/1/35	2,078,046		Prerefunded at 102% of Par(2)	3,375,896
5,000,000	Fillmore Redevelopment		1,155,000	Hawaiian Gardens
	Agency Tax Allocation Rev.,			Redevelopment Agency Tax
	Series 2006 A, (Central			Allocation Rev., Series 2006 B,
	City Redevelopment),			(Redevelopment Project
	5.375%, 5/1/31	3,636,650		No. 1), 5.40%, 12/1/25	895,067
4,225,000	Florin Resource Conservation		2,670,000	Hemet Unified School District
	District COP, Series 1999 A,			Special Tax Rev., (Community
	(Elk Grove Water Works),			Facilities District No.
	6.75%, 9/1/09, Prerefunded at			2005-2), 5.25%, 9/1/30	1,840,271
	102% of Par(2)	4,443,559	1,510,000	Hemet Unified School District
2,450,000	Folsom Community Facilities			Special Tax Rev., (Community
	District No. 7 Special Tax Rev.,			Facilities District No.
	5.75%, 9/1/14	2,373,144		2005-2), 5.25%, 9/1/35	993,323
1,640,000	Folsom Community Facilities		3,500,000	Hesperia Public Financing
	District No. 10 Special			Auth. Tax Allocation
	Tax Rev., 7.00%, 9/1/09,			Rev., Series 2007 A,
	Prerefunded at 102% of Par(2)	1,725,608		(Redevelopment and Housing),
2,610,000	Folsom Community Facilities			5.50%, 9/1/32 (XLCA)	3,088,820
	District No. 10 Special Tax		2,025,000	Hesperia Public Financing
	Rev., 7.00%, 9/1/24	2,433,929		Auth. Tax Allocation
6,500,000	Folsom Community Facilities			Rev., Series 2007 A,
	District No. 14 Special			(Redevelopment and Housing),
	Tax Rev., 6.30%, 9/1/11,			5.50%, 9/1/37 (XLCA)	1,749,721
	Prerefunded at 102% of Par(2)	7,386,925	2,000,000	Highland Special Tax Rev.,
3,000,000	Foothill-De Anza Community			(Community Facilities District
	College District GO, 6.16%,			No. 2001-1), 6.45%, 9/1/28	1,679,960
	8/1/21 (MBIA)(1)	1,636,800	3,345,000	Hillsborough School District
3,000,000	Fullerton Community Facilities			GO, Series 2006 B, (Election
	District No. 1 Special Tax Rev.,			of 2002), 4.84%, 9/1/28(1)	1,130,075
	(Amerige Heights), 6.20%,		5,000,000	Huntington Beach Union
	9/1/32	2,438,430		High School District GO,
5,000,000	Fullerton Unified School			(Election of 2004), 5.00%,
	District Special Tax Rev.,			8/1/31 (MBIA)(1)	1,249,350
	(Community Facilities District		5,000,000	Imperial Irrigation District
	No. 2001-1), 6.375%, 9/1/31	4,182,900		COP, (Water System), 5.50%,
2,630,000	Glendale Unified School			7/1/29 (Ambac)	4,999,600
	District GO, Series 1999 C,		2,185,000	Imperial Irrigation District
	6.00%, 9/1/22 (FSA)	2,698,327		Rev., 5.00%, 11/1/33	2,121,526
3,660,000	Golden State Tobacco		500,000	Independent Cities Lease
	Securitization Corp. Settlement			Finance Auth. Rev., Series
	Rev., Series 2003 A1, 6.25%,			2006 B, (San Juan Mobile
	6/1/13, Prerefunded at			Estates), 5.55%, 5/15/31	339,095
	100% of Par(2)	4,021,681

California High-Yield Municipal

Principal Amount		Value	Principal Amount		Value
$ 1,150,000	Independent Cities Lease		$ 1,775,000	Lincoln Community Facilities
	Finance Auth. Rev., Series			District No. 2003-1 Special
	2006 B, (San Juan Mobile			Tax Rev., (Lincoln Crossing),
	Estates), 5.85%, 5/15/41	$ 771,351		6.00%, 9/1/13, Prerefunded at
3,430,000	Independent Cities Lease			102% of Par(2)	$ 2,116,688
	Finance Auth. Rev., Series		2,000,000	Los Angeles Community
	2007 A, (Santa Rosa Leisure			College District GO No. 2003,
	Mobilehome Park), 5.70%,			Series 2008 F1, (Election of
	11/15/47	2,258,449		2003), 5.00%, 8/1/27	2,005,900
5,000,000	Irvine Unified School District		1,310,000	Los Angeles Community
	Financing Auth. Special Tax			Facilities District No. 3 Special
	Rev., Series 2005 A, 5.00%,			Tax Rev., (Cascades Business
	9/1/34 (Ambac)	3,982,850		Park & Golf Course), 6.40%,
2,000,000	Jurupa Special Tax Rev.,			9/1/22	1,173,053
	Series 2008 A, (Community		2,000,000	Los Angeles Department of
	Facilities District No. 25),			Airports Rev., Series 2008 C,
	8.875%, 9/1/38	1,913,840		(Los Angeles International
8,550,000	Kern Community College			Airport), 5.25%, 5/15/25	2,021,680
	Safety, Repair and		2,500,000	Los Angeles Unified School
	Improvement District GO,			District GO, Series 2009 D,
	(Election of 2002), 4.56%,			5.00%, 1/1/34	2,410,275
	11/1/30 (FSA)(1)	2,380,064	5,455,000	Manteca Unified School
1,000,000	Laguna Salada Union School			District GO, (Election of 2004),
	District GO, Series 2000 C,			4.92%, 8/1/30 (MBIA)(1)	1,490,961
	6.12%, 8/1/29 (FGIC)(1)	301,880	2,100,000	Menifee Union School District
1,225,000	Lake Elsinore Community			Special Tax Rev., (Community
	Facilities District No. 2004-3			Facilities District No. 2005-2),
	Special Tax Rev., Series			5.375%, 9/1/36	1,402,065
	2005 A, (Rosetta Canyon		5,000,000	Metropolitan Water District
	Improvement Area No. 1),			of Southern California Rev.,
	5.25%, 9/1/35	805,842		Series 2009 A, 5.00%, 1/1/39	4,999,650
5,000,000	Lake Elsinore Community		1,670,000	Milpitas Improvement
	Facilities District No. 2004-3			Bond Act of 1915 Special
	Special Tax Rev., Series			Assessment Rev., Series 1996
	2006 A, (Rosetta Canyon			A, (Local Improvement District
	improvement Area No. 2),			No. 18), 6.75%, 9/2/16	1,669,482
	5.25%, 9/1/37	3,249,350	4,000,000	Moreno Valley Unified School
1,100,000	Lake Elsinore Community			District Special Tax Rev.,
	Facilities District No. 2005-1			(Community Facilities District
	Special Tax Rev., Series 2006			No. 2002-1), 6.20%, 9/1/32	3,112,080
	A, (Serenity), 5.35%, 9/1/36	731,346	1,920,000	Murrieta Community Facilities
5,000,000	Lake Elsinore Community			District No. 2000-2 Special Tax
	Facilities District No. 2005-2			Rev., Series 2004 A, (The Oaks
	Special Tax Rev., Series			Improvement Area), 6.00%,
	2005 A, (Alverhill Ranch			9/1/34	1,442,630
	Improvement Area A), 5.45%,
	9/1/36	3,380,150	4,100,000	Murrieta Improvement Bond
				Act of 1915 Special Tax Rev.,
2,020,000	Lake Elsinore Community			(Community Facilities District
	Facilities District No. 2006-2			No. 2000-1), 6.375%, 9/1/30	3,330,102
	Special Tax Rev., Series 2006
	A, (Viscaya), 5.40%, 9/1/36	1,354,289	3,500,000	Oceanside Community
				Development Commission Tax
2,245,000	Lake Elsinore Unified School			Allocation Rev., (Downtown
	District Special Tax Rev.,			Redevelopment), 5.70%,
	(Community Facilities District			9/1/25	3,298,995
	No. 2005-1, Improvement Area
	A), 5.40%, 9/1/35	1,514,073	2,700,000	Oceanside Community
				Facilities District Special
				Tax Rev., Series 2002 A,
				(No. 2001-1 Morrow Hills
				Development), 6.20%, 9/1/32	2,100,654

California High-Yield Municipal

Principal Amount		Value	Principal Amount		Value
$ 1,000,000	Oceanside Community		$ 2,925,000	Placer Union High School
	Facilities District Special Tax			District GO, Series 2000 A,
	Rev., (No. 2001-1 Morrow Hills			(Election of 1999), 6.35%,
	Development), 5.50%, 9/1/29	$ 725,110		8/1/21 (FGIC)(1)	$ 1,561,424
2,000,000	Orange County Community		2,100,000	Placer Union High School
	Facilities District No. 1999-1			District GO, Series 2000 A,
	Special Tax Rev., Series 1999			(Election of 1999), 6.37%,
	A, (Ladera Ranch), 6.50%,			8/1/22 (FGIC)(1)	1,045,506
	8/15/09, Prerefunded at 102%		3,525,000	Placer Union High School
	of Par(2)	2,095,220		District GO, Series 2000 A,
3,000,000	Oxnard School District GO,			(Election of 1999), 6.39%,
	Series 2001 A, 5.75%,			8/1/23 (FGIC)(1)	1,625,660
	8/1/30 (MBIA)	2,941,950	1,000,000	Placer Union High School
1,150,000	Pacifica COP, (Public Safety			District GO, Series 2000 A,
	Building), 5.80%, 11/1/09,			(Election of 1999), 2.11%,
	Prerefunded at 102% of Par			8/1/24 (FGIC)(1)	428,710
	(MBIA)(2)	1,183,672	4,835,000	Pleasant Valley School District-
10,000,000	Palmdale Water District COP,			Ventura County GO, Series
	5.00%, 10/1/34 (FGIC)	8,747,000		2002 A, 5.85%, 8/1/31 (MBIA)	4,769,437
2,470,000	Palomar Pomerado Health		1,100,000	Pomona Public Financing Auth.
	Care District COP, (Indian			Rev., Series 2007 AX,
	Health Council, Inc.), 6.25%,			(Merged Redevelopment),
	10/1/29	2,035,799		5.00%, 2/1/24	824,329
1,390,000	Perris Community Facilities		1,155,000	Pomona Public Financing Auth.
	District No. 3 Special Tax Rev.,			Rev., Series 2007 AX, (Merged
	Series 2005 A, (Improvement			Redevelopment), 5.00%,
	Area No. 2), 5.30%, 9/1/35	917,887		2/1/25	851,420
3,000,000	Perris Public Financing Auth.		1,750,000	Pomona Public Financing Auth.
	Special Tax Rev., Series 2003			Rev., Series 2007 AX, (Merged
	A, 6.25%, 9/1/33	2,322,870		Redevelopment), 5.00%,
3,000,000	Perris Public Financing Auth.			2/1/32	1,175,808
	Special Tax Rev., Series 2004		3,000,000	Rancho Cordova Community
	A, 6.125%, 9/1/34	2,270,700		Facilities District No. 2003-1
2,210,000	Perris Public Financing Auth.			Special Tax Rev., (Sunridge
	Special Tax Rev., Series 2008			Anatolia), 5.375%, 9/1/37	1,991,730
	A, 6.60%, 9/1/38	1,749,502	2,000,000	Rancho Cordova Community
1,050,000	Perris Public Financing			Facilities District No. 2003-1
	Auth. Tax Allocation Rev.,			Special Tax Rev., (Sunridge
	5.35%, 10/1/36	694,575		Anatolia), 5.50%, 9/1/37	1,355,960
1,000,000	Perris Union High School		10,000,000	Rancho Cordova Community
	District GO, Series 2000 A,			Facilities District No. 2004-1
	6.40%, 9/1/24 (FGIC)(1)	417,770		Special Tax Rev., (Sunridge
1,000,000	Perris Union High School			Park Area), 6.125%, 9/1/37	6,903,600
	District GO, Series 2000 A,		2,500,000	Redding California Electric
	6.40%, 3/1/25 (FGIC)(1)	397,860		System Rev., COP, Series 2008
2,900,000	Pittsburg Redevelopment			A, 5.00%, 6/1/30 (FSA)	2,344,225
	Agency Tax Allocation Rev.,		1,460,000	Rialto Community Facilities
	(Los Medanos Community			District No. 2006-1 Special
	Development), 6.20%, 8/1/25			Tax Rev., Series 2006-1, (Elm
	(Ambac)(1)	1,010,766		Park), 5.35%, 9/1/36	961,877
2,640,000	Placer Union High School		1,970,000	Richmond Joint Powers
	District GO, Series 2000 A,			Financing Auth. Lease Rev.,
	(Election of 1999), 6.20%,			(Refunding & Civic Center),
	8/1/16 (FGIC)(1)	1,969,466		VRDN, 4.125%, 11/25/09
				(Ambac) (SBBPA: Dexia
1,600,000	Placer Union High School			Credit Local)	1,967,143
	District GO, Series 2000 A,
	(Election of 1999), 6.28%,
	8/1/18 (FGIC)(1)	1,057,200

California High-Yield Municipal

Principal Amount		Value	Principal Amount		Value
$ 240,000	Richmond Joint Powers		$ 1,975,000	San Buenaventura City COP,
	Financing Auth. Rev., Series			(Wastewater Revenue),
	1995 A, (Lease and Gas Tax),			5.00%, 3/1/29 (MBIA)	$ 1,921,438
	5.25%, 5/15/13	$ 240,389	3,000,000	San Francisco City and
2,365,000	Riverside County COP, 5.75%,			County Airports Commission
	11/1/31 (MBIA)	2,408,374		Rev., Series 2008 34D, (San
2,040,000	Riverside County Improvement			Francisco International
	Bond Act of 1915 Special			Airport) 5.25%, 5/1/26	3,063,300
	Assessment Rev., (District		1,250,000	San Francisco City and County
	No. 168 - Rivercrest),			Redevelopment Agency Lease
	6.70%, 9/2/26	1,765,763		Rev., (George R. Moscone),
2,000,000	Riverside Unified School			7.05%, 7/1/13(1)	1,064,587
	District Special Tax Rev.,		2,790,000	San Marcos Public Facilities
	(Community Facilities District			Auth. Special Tax Rev., Series
	No. 13, Improvement Area 1),			2004 A, 5.45%, 9/1/24	2,210,377
	5.375%, 9/1/34	1,339,760	3,005,000	Santa Barbara County
4,765,000	Riverside Unified School			Water Rev. COP, 5.50%,
	District Special Tax Rev.,			9/1/22 (Ambac)	3,071,080
	Series 2000 A, (Community		1,500,000	Santa Cruz County
	Facilities District No. 7),			Redevelopment Agency
	7.00%, 9/1/10, Prerefunded at			Tax Allocation Rev., (Live
	102% of Par(2)	5,270,233		Oak/Soquel Community
1,000,000	Riverside Unified School			Improvement), 7.00%, 9/1/36	1,557,615
	District Special Tax Rev.,		2,875,000	Santa Monica Redevelopment
	Series 2005 A, (Community			Agency Tax Allocation Rev.,
	Facilities District No. 15,			Series 2006 A, (Earthquake
	Improvemnet Area 2),			Recovery Redevelopment)
	5.25%, 9/1/30	683,280		5.00%, 7/1/28 (FGIC)	2,606,331
4,315,000	Rohnert Park Finance Auth.		7,755,000	Shasta Lake Public Finance
	Rev., Series 2001 A, (Las			Auth. Rev., (Electrical
	Casitas de Sonoma),			Enterprise), 6.25%, 4/1/13,
	6.40%, 4/15/36	3,231,374		Prerefunded at 102% of Par(2)	9,291,188
5,000,000	Romoland School District		2,160,000	Soledad Improvement
	Special Tax Rev., (Community			Bond Act of 1915 Special
	Facilities District No. 1,			Assessment, (Diamond Ridge
	Improvement Area 1),			Assessment District No. 2002-
	5.40%, 9/1/36	3,352,200		01), 6.75%, 9/2/33	1,791,158
2,600,000	Roseville Special Tax Rev.,		500,000	Southern California Public
	(The Fountains Community			Power Auth. Rev., (Multi-
	Facilities District No. 1, Public			Projects), 6.75%, 7/1/10
	Facilities), 6.125%, 9/1/38	1,848,314		(FSA-CR)	537,170
1,500,000	Sacramento County		2,400,000	Southern California
	Community Facilities District			Public Power Auth. Rev.,
	No. 1 Special Tax Rev., (Elliot			(Transmission), 6.35%, 7/1/14
	Ranch), 6.30%, 9/1/21	1,470,165		(MBIA-IBC)(1)	2,020,152
4,035,000	Sacramento County		1,250,000	Southern California
	Community Facilities District			Public Power Auth. Rev.,
	No. 2005-2 Special Tax Rev.,			(Transmission), 6.35%, 7/1/15
	Series 2007 A, (North Vineyard			(MBIA-IBC)(1)	1,004,888
	Station), 6.00%, 9/1/37	2,973,835	5,750,000	Southern California Public
4,000,000	Sacramento Municipal			Power Auth. Rev., Series
	Utilities District Electric Rev.,			2008 A, (Transmission),
	Series 1997 K, 5.25%, 7/1/24			5.00%, 7/1/22	5,924,972
	(Ambac)	4,240,600	4,195,000	Stockton Community Facilities
4,000,000	Sacramento Special Tax Rev.,			District Special Tax Rev.,
	(North Natomas Community			(Spanos Park West No.
	Facilities), 6.30%, 9/1/26	3,440,680		2001-1), 6.375%, 9/1/12,
				Prerefunded at 102% of Par(2)	4,935,795

California High-Yield Municipal

Principal Amount		Value	Principal Amount		Value
$ 6,500,000	Sunnyvale Special Tax Rev.,		$ 2,080,000	Westlands Water District
	(Community Facilities District			COP, Series 2005 A, 5.00%,
	No. 1), 7.75%, 8/1/32	$ 5,777,330		9/1/25 (MBIA)	$ 1,989,832
2,690,000	Tahoe-Truckee Unified School		3,545,000	Yosemite Community College
	District GO, Series 1999 A,			District GO, (Election of 2004),
	(Improvement District No. 2),			4.33%, 8/1/16 (FSA)(1)	2,689,308
	6.19%, 8/1/22 (FGIC)(1)	1,327,031	6,020,000	Yosemite Community
2,220,000	Tahoe-Truckee Unified School			College District GO, 4.97%,
	District GO, Series 1999 A,			8/1/20 (FSA)(1)	3,499,787
	(Improvement District No. 2),		2,270,000	Yuba City Redevelopment
	6.19%, 8/1/23 (FGIC)(1)	1,012,387		Agency Tax Allocation
3,105,000	Tracy Community Facilities			Rev., (Redevelopment),
	District No. 2006-1 Special			5.70%, 9/1/24	1,713,600
	Tax Rev., (NEI Phase II),		2,000,000	Yuba City Redevelopment
	5.75%, 9/1/36	2,205,854		Agency Tax Allocation
2,000,000	Turlock Health Facility COP,			Rev., (Redevelopment),
	Series 2007 B, (Emanuel			6.00%, 9/1/31	1,437,820
	Medical Center, Inc.), 5.50%,		2,895,000	Yuba City Unified School
	10/15/37	1,265,580		District GO, 6.05%,
5,000,000	Tustin Community Facilities			9/1/24 (FGIC)(1)	1,189,556
	District No. 06-1 Special Tax		1,500,000	Yuba City Unified School
	Rev., Series 2007 A, (Tustin			District GO, 6.05%,
	Legacy/Columbus Villages),			3/1/25 (FGIC)(1)	586,665
	6.00%, 9/1/36	4,022,200			456,655,531
1,300,000	Tustin Community Facilities
	District No. 07-1 Special Tax		PUERTO RICO — 2.4%
	Rev., (Tustin Legacy/ Retail		1,145,000	Puerto Rico Commonwealth
	Center), 6.00%, 9/1/37	1,041,885		GO, Series 2006 A, (Public
2,500,000	Val Verde Unified School			Improvement), 5.25%, 7/1/30	973,903
	District Special Tax Rev.,		1,400,000	Puerto Rico Commonwealth
	(Community Facilities District			GO, Series 2008 A,
	No. 1, Improvement Area A),			6.00%, 7/1/38	1,301,748
	5.40%, 9/1/30	1,916,750	7,800,000	Puerto Rico Electric Power
2,600,000	Val Verde Unified School			Auth. Rev., Series 2007 UU,
	District Special Tax Rev.,			VRDN, 1.66%, 4/1/09, resets
	(Community Facilities District			quarterly at 67% of the
	No. 1, Improvement Area A),			3-month LIBOR plus 0.70%
	5.45%, 9/1/36	1,921,530		with no caps	3,822,000
1,650,000	Ventura County Community		10,000,000	Puerto Rico Sales Tax
	College District GO, Series			Financing Corp. Rev., Series
	2008 C, (Election of 2002),			2007 A, VRDN, 1.71%, 5/1/09,
	5.50%, 8/1/33	1,672,951		resets quarterly at 67% of the
1,000,000	West Sacramento Special Tax			3-month LIBOR plus 0.93%
	Rev., (Community Facilities			with no caps	5,225,000
	District No. 10), 6.20%,				11,322,651
	9/1/09, Prerefunded at
	102% of Par(2)	1,047,110	TOTAL INVESTMENT
			SECURITIES — 97.6%
3,235,000	West Sacramento Special Tax		(Cost $533,705,345)		467,978,182
	Rev., (Community Facilities
	District No. 10), 6.75%,		OTHER ASSETS
	9/1/09, Prerefunded at		AND LIABILITIES — 2.4%		11,418,500
	102% of Par(2)	3,396,459
			TOTAL NET ASSETS — 100.0%		$479,396,682
1,740,000	West Sacramento Special Tax
	Rev., (Community Facilities
	District No. 20),
	5.30%, 9/1/35	1,137,351

California High-Yield Municipal

Notes to Schedule of Investments

Ambac = Ambac Assurance Corporation

Ambac-TCRS = Ambac Assurance Corporation - Transferrable Custodial Receipts

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

FSA-CR = Financial Security Assurance, Inc. - Custodian Receipts

GO = General Obligation

LIBOR = London Interbank Offered Rate

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insurance Corporation - Insured bond Certificates resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

XLCA = XL Capital Ltd.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,146,216, which represented 0.4% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2009 (UNAUDITED)
	California Long-Term	California
	Tax-Free	High-Yield Municipal
Assets
Investment securities, at value (cost of $414,005,559 and $533,705,345, respectively)	$402,288,215	$467,978,182
Cash	319,131	177,275
Receivable for investments sold	730,000	1,621,530
Receivable for capital shares sold	261,266	763,581
Interest receivable	5,464,069	10,190,137
	409,062,681	480,730,705

Liabilities
Payable for investments purchased	3,934,040	—
Payable for capital shares redeemed	297,423	601,244
Accrued management fees	151,124	189,551
Distribution fees payable	513	6,028
Service fees (and distribution fees — A Class) payable	2,761	36,999
Dividends payable	453,572	500,201
	4,839,433	1,334,023

Net Assets	$404,223,248	$479,396,682

Net Assets Consist of:
Capital paid in	$420,616,532	$566,896,479
Accumulated undistributed net investment income (loss)	114,952	(10,381)
Accumulated net realized loss on investment transactions	(4,790,892)	(21,762,253)
Net unrealized depreciation on investments	(11,717,344)	(65,727,163)
	$404,223,248	$479,396,682

Investor Class
Net assets	$394,508,862	$349,133,535
Shares outstanding	38,140,311	40,990,083
Net asset value per share	$10.34	$8.52

A Class
Net assets	$6,578,076	$99,128,922
Shares outstanding	635,960	11,638,382
Net asset value per share	$10.34	$8.52
Maximum offering price (net asset value divided by 0.955)	$10.83	$8.92

B Class
Net assets	$24,564	$943,590
Shares outstanding	2,375	110,781
Net asset value per share	$10.34	$8.52

C Class
Net assets	$3,111,746	$30,190,635
Shares outstanding	300,822	3,544,002
Net asset value per share	$10.34	$8.52

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (UNAUDITED)
	California Long-Term	California
	Tax-Free	High-Yield Municipal
Investment Income (Loss)
Income:
Interest	$ 10,861,333	$ 15,723,707

Expenses:
Management fees	967,255	1,332,291
Distribution fees:
B Class	89	3,709
C Class	7,050	123,965
Service fees:
B Class	29	1,236
C Class	2,350	41,322
Distribution and service fees — A Class	7,341	134,641
Trustees’ fees and expenses	9,700	12,944
Other expenses	804	1,592
	994,618	1,651,700

Net investment income (loss)	9,866,715	14,072,007

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,704,102)	(11,714,941)
Futures transactions	2,139,041	1,566,986
	(2,565,061)	(10,147,955)

Change in net unrealized appreciation (depreciation) on:
Investments	(17,881,310)	(56,967,776)
Futures	8,406	32,654
	(17,872,904)	(56,935,122)

Net realized and unrealized gain (loss)	(20,437,965)	(67,083,077)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,571,250)	$(53,011,070)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2009 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2008
	California Long-Term Tax-Free		California High-Yield Municipal
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 9,866,715	$ 20,327,948	$ 14,072,007	$ 30,092,483
Net realized gain (loss)	(2,565,061)	(2,153,530)	(10,147,955)	(9,163,366)
Change in net unrealized
appreciation (depreciation)	(17,872,904)	(4,045,033)	(56,935,122)	(16,577,471)
Net increase (decrease) in net assets
resulting from operations	(10,571,250)	14,129,385	(53,011,070)	4,351,646

Distributions to Shareholders
From net investment income:
Investor Class	(9,700,693)	(20,203,854)	(10,449,345)	(22,069,515)
A Class	(139,037)	(106,999)	(2,856,595)	(6,447,288)
B Class	(469)	(837)	(22,562)	(53,221)
C Class	(37,587)	(13,642)	(753,886)	(1,522,459)
Decrease in net assets from distributions	(9,877,786)	(20,325,332)	(14,082,388)	(30,092,483)

Capital Share Transactions
Net increase (decrease) in net assets from
capital share transactions	(13,735,346)	2,545,279	(83,222,892)	(2,915,320)

Net increase (decrease) in net assets	(34,184,382)	(3,650,668)	(150,316,350)	(28,656,157)

Net Assets
Beginning of period	438,407,630	442,058,298	629,713,032	658,369,189
End of period	$404,223,248	$438,407,630	$479,396,682	$629,713,032

Accumulated undistributed
net investment income (loss)	$114,952	$126,023	$(10,381)	—

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Long-Term Tax-Free Fund (Long-Term) and California High-Yield Municipal Fund (High-Yield Municipal) are two funds in a series issued by the trust. Long-Term is diversified under the 1940 Act. High-Yield Municipal is nondiversified under the 1940 Act. Long-Term’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes. Long-Term invests primarily in long-term investment-grade municipal obligations. High-Yield Municipal’s investment objective is to seek high current income that is exempt from federal and California income taxes. High-Yield Municipal pursues this objective by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Security Valuations — Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

Futures Contracts — The funds may enter into futures contracts in order to manage the funds’ exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement with American Century Investment Management, Inc., (ACIM) (the investment advisor) under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800% for Long-Term and from 0.1925% to 0.3100% for High-Yield Municipal. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class of Long-Term and High-Yield Municipal for the six months ended February 28, 2009 was 0.48% and 0.51%, respectively.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended February 28, 2009, were as follows:

	Long-Term	High-Yield Municipal
Purchases	$49,129,240	$45,404,315
Proceeds from sales	$56,654,368	$100,404,236

4. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2009		Year ended August 31, 2008(1)
	Shares	Amount	Shares	Amount

Long-Term
Investor Class
Sold	1,267,458	$ 12,935,971	2,284,090	$25,125,048
Issued in reinvestment of distributions	645,114	6,538,315	1,257,874	13,731,585
Redeemed	(3,570,180)	(35,896,347)	(3,991,365)	(43,762,286)
	(1,657,608)	(16,422,061)	(449,401)	(4,905,653)
A Class
Sold	308,475	3,140,842	590,594	6,431,130
Issued in reinvestment of distributions	5,379	54,569	3,974	42,989
Redeemed	(247,209)	(2,437,412)	(25,253)	(270,232)
	66,645	757,999	569,315	6,203,887
B Class
Sold	—	—	2,253	25,003
Issued in reinvestment of distributions	46	469	76	837
	46	469	2,329	25,840
C Class
Sold	191,500	1,952,087	113,252	1,239,078
Issued in reinvestment of distributions	1,078	10,936	670	7,245
Redeemed	(3,357)	(34,776)	(2,321)	(25,118)
	189,221	1,928,247	111,601	1,221,205
Net increase (decrease)	(1,401,696)	$(13,735,346)	233,844	$ 2,545,279

High-Yield Municipal
Investor Class
Sold	3,044,262	$ 26,467,364	11,413,438	$110,295,711
Issued in reinvestment of distributions	940,571	7,962,585	1,720,436	16,589,054
Redeemed	(10,953,886)	(92,404,772)	(12,386,981)	(120,187,199)
	(6,969,053)	(57,974,823)	746,893	6,697,566
A Class
Sold	1,714,510	14,732,958	5,713,242	55,497,720
Issued in reinvestment of distributions	226,162	1,914,488	439,735	4,241,145
Redeemed	(4,348,621)	(36,883,629)	(6,984,393)	(67,914,673)
	(2,407,949)	(20,236,183)	(831,416)	(8,175,808)
B Class
Sold	4,103	35,311	3,270	32,002
Issued in reinvestment of distributions	1,063	8,976	2,513	24,262
Redeemed	(21,650)	(186,656)	(25,383)	(244,626)
	(16,484)	(142,369)	(19,600)	(188,362)
C Class
Sold	242,490	2,095,673	1,191,026	11,499,082
Issued in reinvestment of distributions	41,838	353,905	71,098	685,480
Redeemed	(873,499)	(7,319,095)	(1,383,313)	(13,433,278)
	(589,171)	(4,869,517)	(121,189)	(1,248,716)
Net increase (decrease)	(9,982,657)	$(83,222,892)	(225,312)	$(2,915,320)
(1) September 28, 2007 (commencement of sale) through August 31, 2008 for Long-Term’s A Class, B Class and C Class.

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;
• Level 2 valuation inputs consist of significant direct or indirect observable market data; or
• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities as of February 28, 2009:

Fund/Valuation Inputs	Value of Investment Securities
Long-Term
Level 1 – Quoted Prices	—
Level 2 – Other Significant Observable Inputs	$402,288,215
Level 3 – Significant Unobservable Inputs	—
$402,288,215

High-Yield Municipal
Level 1 – Quoted Prices	—
Level 2 – Other Significant Observable Inputs	$467,978,182
Level 3 – Significant Unobservable Inputs	—
$467,978,182

6. Bank Line of Credit

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended February 28, 2009.

7. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended February 28, 2009, the funds did not utilize the program.

8. Risk Factors

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax. High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

	Long-Term	High-Yield Municipal
Federal tax cost of investments	$414,005,559	$533,705,345
Gross tax appreciation of investments	$ 16,994,436	$ 11,467,299
Gross tax depreciation of investments	(28,711,780)	(77,194,462)
Net tax appreciation (depreciation) of investments	$(11,717,344)	$(65,727,163)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2008, Long-Term and High-Yield Municipal had accumulated capital losses of $(102,794) and $(2,910,449), respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2015 for Long-Term. The capital loss carryovers of $(994,039), $(1,856,960) and $(59,450) expire in 2009, 2015 and 2016, respectively, for High-Yield Municipal.

Long-Term and High-Yield Municipal had capital loss deferrals of $(2,131,443) and $(8,736,503), respectively, which represent net capital losses incurred in the ten-month period ended August 31, 2008. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

Financial Highlights

California Long-Term Tax-Free

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$10.83	$10.98	$11.36	$11.78	$11.69	$11.43
Income From
Investment Operations
Net Investment
Income (Loss)	0.25	0.51	0.51	0.51	0.52	0.51
Net Realized and
Unrealized Gain (Loss)	(0.49)	(0.15)	(0.36)	(0.19)	0.09	0.26
Total From
Investment Operations	(0.24)	0.36	0.15	0.32	0.61	0.77
Distributions
From Net
Investment Income	(0.25)	(0.51)	(0.51)	(0.51)	(0.52)	(0.51)
From Net
Realized Gains	—	—	(0.02)	(0.23)	—	—(2)
Total Distributions	(0.25)	(0.51)	(0.53)	(0.74)	(0.52)	(0.51)
Net Asset Value,
End of Period	$10.34	$10.83	$10.98	$11.36	$11.78	$11.69

Total Return(3)	(2.14)%	3.29%	1.24%	2.89%	5.38%	6.83%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.49%(4)	0.49%	0.49%	0.49%	0.49%	0.50%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.95%(4)	4.60%	4.48%	4.46%	4.40%	4.39%
Portfolio Turnover Rate	12%	29%	18%	33%	36%	19%
Net Assets, End of Period
(in thousands)	$394,509	$431,008	$442,058	$446,000	$475,954	$468,891

(1)	Six months ended February 28, 2009 (unaudited).
(2)	Per-share amount was less than $0.005.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

California Long-Term Tax-Free

A Class
For a Share Outstanding Throughout the Periods Indicated
	2009(1)	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.24	0.44
Net Realized and Unrealized Gain (Loss)	(0.49)	(0.27)
Total From Investment Operations	(0.25)	0.17
Distributions
From Net Investment Income	(0.24)	(0.44)
Net Asset Value, End of Period	$10.34	$10.83

Total Return(3)	(2.26)%	1.57%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.74%(4)	0.74%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.70%(4)	4.41%(4)
Portfolio Turnover Rate	12%	29%(5)
Net Assets, End of Period (in thousands)	$6,578	$6,166

(1)	Six months ended February 28, 2009 (unaudited).
(2)	September 28, 2007 (commencement of sale) through August 31, 2008.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.
See Notes to Financial Statements.

California Long-Term Tax-Free

B Class
For a Share Outstanding Throughout the Periods Indicated
	2009(1)	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.20	0.36
Net Realized and Unrealized Gain (Loss)	(0.49)	(0.27)
Total From Investment Operations	(0.29)	0.09
Distributions
From Net Investment Income	(0.20)	(0.36)
Net Asset Value, End of Period	$10.34	$10.83

Total Return(3)	(2.63)%	0.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.49%(4)	1.49%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.95%(4)	3.64%(4)
Portfolio Turnover Rate	12%	29%(5)
Net Assets, End of Period (in thousands)	$25	$25

(1)	Six months ended February 28, 2009 (unaudited).
(2)	September 28, 2007 (commencement of sale) through August 31, 2008.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.
See Notes to Financial Statements.

California Long-Term Tax-Free

C Class
For a Share Outstanding Throughout the Periods Indicated
	2009(1)	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.20	0.36
Net Realized and Unrealized Gain (Loss)	(0.49)	(0.27)
Total From Investment Operations	(0.29)	0.09
Distributions
From Net Investment Income	(0.20)	(0.36)
Net Asset Value, End of Period	$10.34	$10.83

Total Return(3)	(2.62)%	0.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.49%(4)	1.49%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.95%(4)	3.72%(4)
Portfolio Turnover Rate	12%	29%(5)
Net Assets, End of Period (in thousands)	$3,112	$1,209

(1)	Six months ended February 28, 2009 (unaudited).
(2)	September 28, 2007 (commencement of sale) through August 31, 2008.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.
See Notes to Financial Statements.

California High-Yield Municipal

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$9.50	$9.90	$10.25	$10.36	$9.93	$9.65
Income From
Investment Operations
Net Investment
Income (Loss)	0.24	0.48	0.48	0.49	0.51	0.52
Net Realized and
Unrealized Gain (Loss)	(0.98)	(0.40)	(0.35)	(0.11)	0.43	0.28
Total From
Investment Operations	(0.74)	0.08	0.13	0.38	0.94	0.80
Distributions
From Net
Investment Income	(0.24)	(0.48)	(0.48)	(0.49)	(0.51)	(0.52)
Net Asset Value,
End of Period	$8.52	$9.50	$9.90	$10.25	$10.36	$9.93

Total Return(2)	(7.77)%	0.81%	1.22%	3.80%	9.65%	8.48%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.52%(3)	0.52%	0.52%	0.52%	0.52%	0.53%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	5.56%(3)	4.91%	4.70%	4.80%	4.99%	5.30%
Portfolio Turnover Rate	9%	31%	17%	25%	13%	19%
Net Assets, End of Period
(in thousands)	$349,134	$455,741	$467,477	$406,063	$377,534	$332,434

(1)	Six months ended February 28, 2009 (unaudited).
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Annualized.
See Notes to Financial Statements.

California High-Yield Municipal

A Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$9.50	$9.90	$10.25	$10.36	$9.93	$9.65
Income From
Investment Operations
Net Investment
Income (Loss)	0.23	0.45	0.46	0.46	0.48	0.50
Net Realized and
Unrealized Gain (Loss)	(0.98)	(0.40)	(0.35)	(0.11)	0.43	0.28
Total From
Investment Operations	(0.75)	0.05	0.11	0.35	0.91	0.78
Distributions
From Net
Investment Income	(0.23)	(0.45)	(0.46)	(0.46)	(0.48)	(0.50)
Net Asset Value,
End of Period	$8.52	$9.50	$9.90	$10.25	$10.36	$9.93

Total Return(2)	(7.89)%	0.55%	0.97%	3.54%	9.38%	8.21%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.77%(3)	0.77%	0.77%	0.77%	0.77%	0.78%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	5.31%(3)	4.66%	4.45%	4.55%	4.74%	5.05%
Portfolio Turnover Rate	9%	31%	17%	25%	13%	19%
Net Assets, End of Period
(in thousands)	$99,129	$133,480	$147,314	$90,421	$39,608	$11,499

(1)	Six months ended February 28, 2009 (unaudited).
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Annualized.
See Notes to Financial Statements.

California High-Yield Municipal

B Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$9.50	$9.90	$10.25	$10.36	$9.93	$9.65
Income From
Investment Operations
Net Investment
Income (Loss)	0.19	0.38	0.38	0.39	0.40	0.42
Net Realized and
Unrealized Gain (Loss)	(0.98)	(0.40)	(0.35)	(0.11)	0.43	0.28
Total From
Investment Operations	(0.79)	(0.02)	0.03	0.28	0.83	0.70
Distributions
From Net
Investment Income	(0.19)	(0.38)	(0.38)	(0.39)	(0.40)	(0.42)
Net Asset Value,
End of Period	$8.52	$9.50	$9.90	$10.25	$10.36	$9.93

Total Return(2)	(8.24)%	(0.20)%	0.22%	2.77%	8.57%	7.40%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.52%(3)	1.52%	1.52%	1.52%	1.52%	1.53%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.56%(3)	3.91%	3.70%	3.80%	3.99%	4.30%
Portfolio Turnover Rate	9%	31%	17%	25%	13%	19%
Net Assets, End of Period
(in thousands)	$944	$1,209	$1,454	$1,263	$1,158	$866

(1)	Six months ended February 28, 2009 (unaudited).
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Annualized.
See Notes to Financial Statements.

California High-Yield Municipal

C Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$9.50	$9.90	$10.25	$10.36	$9.93	$9.65
Income From
Investment Operations
Net Investment
Income (Loss)	0.19	0.38	0.38	0.39	0.40	0.43
Net Realized and
Unrealized Gain (Loss)	(0.98)	(0.40)	(0.35)	(0.11)	0.43	0.28
Total From
Investment Operations	(0.79)	(0.02)	0.03	0.28	0.83	0.71
Distributions
From Net
Investment Income	(0.19)	(0.38)	(0.38)	(0.39)	(0.40)	(0.43)
Net Asset Value,
End of Period	$8.52	$9.50	$9.90	$10.25	$10.36	$9.93

Total Return(2)	(8.24)%	(0.20)%	0.22%	2.76%	8.56%	7.49%

Ratios/Supplemental Data

Ratio of Operating Expenses
to Average Net Assets	1.52%(3)	1.52%	1.52%	1.52%	1.52%	1.48%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.56%(3)	3.91%	3.70%	3.80%	3.99%	4.35%
Portfolio Turnover Rate	9%	31%	17%	25%	13%	19%
Net Assets, End of Period
(in thousands)	$30,191	$39,283	$42,125	$31,276	$17,499	$7,416

(1)	Six months ended February 28, 2009 (unaudited).
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Annualized.
See Notes to Financial Statements.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital 3-Year Municipal Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that are investment-grade and have maturities between two and four years.

The Barclays Capital 5-Year General Obligation (GO) Bond Index is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The Barclays Capital Long-Term Municipal Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities greater than 22 years.

The Barclays Capital Municipal Bond Index is a market value-weighted index designed for the long-term tax-exempt bond market.

The Barclays Capital Non-Investment-Grade Municipal Bond Index is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The Barclays Capital U.S. Aggregate Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Treasury Index is composed of those securities included in the Barclays Capital Brothers U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century California Tax-Free and Municipal Funds
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor
©2009 American Century Proprietary Holdings, Inc. All rights reserved.
0904
CL-SAN-64941N

Semiannual Report
February 28, 2009

American Century Investments

California Tax-Free Money Market Fund

California Tax-Free Bond Fund

President’s Letter

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended February 28, 2009. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I’d like to provide my perspective on how we have managed—and continue to manage—your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and—through its disciplined processes and teamwork—helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we’ve demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We’ve stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Table of Contents

Market Perspective	2
U.S. Fixed-Income Total Returns	2

California Tax-Free Money Market
Performance	3
Yields	4
Portfolio Composition by Credit Rating	4
Portfolio Composition by Maturity	4

California Tax-Free Bond
Performance	5
Portfolio Commentary	7
Portfolio at a Glance	7
Yields	7
Top Five Sectors	8
Portfolio Composition by Credit Rating	8

Shareholder Fee Examples	9

Financial Statements
Schedule of Investments	11
Statement of Assets and Liabilities	26
Statement of Operations	27
Statement of Changes in Net Assets	28
Notes to Financial Statements	29
Financial Highlights	34

Other Information
Additional Information	36
Index Definitions	37

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

Quality Ruled in Challenging Climate

Widespread credit and liquidity problems, along with unprecedented failures, bailouts, and takeovers of several major financial institutions, plagued the financial markets during the six months ended February 28, 2009. Despite massive U.S. government intervention in the financial system, credit remained scarce, and economic activity dropped sharply.

The Federal Reserve (the Fed) continued to take aggressive action. After making two 50-basis-point rate cuts in October, the Fed in December cut the federal funds target rate to a range of 0% to 0.25%.

Against this backdrop, high-quality securities continued to outperform. In particular, demand for U.S. Treasuries skyrocketed, forcing prices higher and pushing yields to record lows in December 2008.

U.S. Fixed-Income Total Returns
For the six months ended February 28, 2009*
Barclays Capital Municipal Market Indices
Municipal Bond	0.05%
3-Year Municipal Bond	3.16%
5-Year General Obligation (GO) Bond	3.50%
Long-Term Municipal Bond	-6.36%
Non-Investment-Grade Municipal Bond	-18.99%
Taxable Market Returns
Barclays Capital U.S. Aggregate Index	1.88%
Barclays Capital U.S. Treasury Index	5.67%
3-Month Treasury Bill	0.42%
10-Year Treasury Note	8.48%
*Total returns for periods less than one year are not annualized.

Municipals: From Rut to Rally

The municipal market entered the period facing several challenges. Limited demand from institutional buyers combined with redemptions from bond and hedge funds and a resulting supply surge contributed to historic underperformance for municipal bonds. Additionally, negative headlines regarding the collapse of bond insurers and state budget crises rattled the market’s perception of municipal credit quality. These factors led to tremendous volatility.

By mid-December, this unrest pushed municipal bonds to unprecedented yield levels relative to U.S. Treasuries. At the height of this market anomaly, certain investment-grade municipal yields exceeded 150% of comparable Treasury yields. (The ratio historically has been approximately 90%.) This environment helped spark a rally to close the six-month period. For the full six months, long-term municipal bonds struggled most, due to continued selling and supply pressures, while lower-quality municipals suffered from general risk aversion and concerns about the duration and severity of the economic recession.

By the end of February, the ratio between 10-year municipal and Treasury yields dropped to 109%—still attractive, but closer to historic norms. We expect the near-term demand for high-quality municipals to remain strong. Positive trends for the market include a likely increase in corporate and personal tax rates, which would make the tax-free income from municipals even more attractive.

2

Performance

California Tax-Free Money Market

Total Returns as of February 28, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
California Tax-Free Money Market	0.68%(2)	1.61%(2)	2.15%	2.02%	3.08%	11/9/83
Lipper California Tax-Exempt
Money Market Funds
Average Returns(3)	0.59%	1.33%	1.99%	1.89%	3.18%(4)	—
Fund’s Lipper Ranking as of 2/28/09(3)	21 of 72	15 of 71	15 of 56	8 of 38	2 of 2(4)	—
Fund’s Lipper Ranking as of 3/31/09(3)	25 of 73	16 of 72	15 of 58	8 of 38	2 of 2(4)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Fund returns would have been lower if American Century Investments had not voluntarily waived a portion of its management fees.
(3)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(4)	Since 11/30/83, the date nearest the fund’s inception for which data are available.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

California Tax-Free Money Market

Yields as of February 28, 2009(1)		Portfolio Composition by Credit Rating
7-Day Current Yield			% of fund	% of fund
	0.44%		investments	investments
7-Day Effective Yield			as of	as of
	0.44%		2/28/09	8/31/08
7-Day Tax-Equivalent Current Yields(2)		A-1+	100%	82%
31.98% Tax Bracket	0.65%	A-1	—	18%
34.70% Tax Bracket	0.67%	Ratings provided by independent research companies. These ratings
39.23% Tax Bracket	0.72%	are listed in Standard & Poor’s format even if they were provided by
41.05% Tax Bracket	0.75%	other sources.
		Portfolio Composition by Maturity
(1)	The yields presented reflect the waiver of a portion of the fund’s		% of fund	% of fund
management fees. Without such waiver, the 7-day yields would			investments	investments
have been lower.			as of	as of
(2)	The tax brackets indicated are for combined state and federal		2/28/09	8/31/08
income tax. Actual tax-equivalent yields may be lower, if alternative		1-30 days	80%	86%
minimum tax is applicable.		31-90 days	—	—
		91-180 days	15%	1%
		More than 180 days	5%	13%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

4

Performance

California Tax-Free Bond

Total Returns as of February 28, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
California Tax-Free Bond	0.36%	4.06%	2.49%	3.84%	5.68%	11/9/83
Barclays Capital 5-Year
GO Bond Index(2)	3.50%	7.62%	3.67%	4.66%	6.40%(3)	—
Lipper California Intermediate
Municipal Debt Funds
Average Returns(4)	-0.77%	3.10%	1.92%	3.72%	5.68%(5)	—
Fund’s Lipper Ranking as of 2/28/09(4)	—	20 of 41	14 of 39	10 of 18	1 of 1(5)	—
Fund’s Lipper Ranking as of 3/31/09(4)	—	21 of 41	14 of 39	11 of 18	1 of 1(5)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Formerly Lehman Brothers 5-Year GO Index.
(3)	Since 10/31/83, the date nearest the fund’s inception for which data are available.
(4)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(5)	Since 11/10/83, the date nearest the fund’s inception for which data are available.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

California Tax-Free Bond

One-Year Returns Over 10 Years
Periods ended February 28 (except as noted)
	2000*	2001	2002	2003	2004*	2005	2006	2007	2008*	2009
California
Tax-Free Bond	-0.84%	10.17%	5.98%	6.54%	4.58%	1.05%	2.81%	4.17%	0.40%	4.06%
Barclays Capital
5-Year GO Bond Index	0.09%	9.51%	6.75%	7.50%	4.66%	0.64%	2.04%	3.60%	4.60%	7.62%
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

6

Portfolio Commentary
California Tax-Free Bond
Portfolio Managers: Alan Kruss, Joseph Gotelli, and Steven Permut

Performance Summary

California Tax-Free Bond returned 0.36%* for the six months ended February 28, 2009. By comparison, its benchmark—the Barclays Capital 5-Year General Obligation Bond Index—returned 3.50%. For the same period, the California Intermediate Municipal Debt Funds tracked by Lipper had an average decline of 0.77%. See page 5 for additional performance comparisons.

The portfolio’s absolute return reflects the volatile market conditions prevailing during the reporting period (see the Market Perspective on page 2). Relative to the Barclays Index, the fund and Lipper group average underperformed because short-and intermediate-term general obligation bonds—whose performance the index measures—were among the best-performing segments of the market. However, the portfolio held up better than its Lipper peer group average thanks largely to our yield curve positioning, as well as some of our sector allocation decisions.

Benefiting From Curve Trade

The portfolio benefited early in the period from the yield curve steepening bias we had in place using municipal bonds and two- and 30-year Treasury futures (the trade was based on the expectation that the yield difference between two- and 30-year Treasury notes would widen, which it did). We closed out those positions in late 2008, when the curve was near its widest point. With spreads wide against a poor economic backdrop and worries about deflation, we thought it was prudent to lock in our profits from this long-running trade. Instead, we repositioned the portfolio to be curve neutral.

Portfolio at a Glance
	As of	As of
	2/28/09	8/31/08
Weighted Average Maturity	8.9 years	9.1 years
Average Duration
(Modified)	5.1 years	5.1 years

Yields as of February 28, 2009
30-Day SEC Yield
		3.25%
30-Day Tax-Equivalent Yields*
31.98% Tax Bracket		4.78%
34.70% Tax Bracket		4.98%
39.23% Tax Bracket		5.35%
41.05% Tax Bracket		5.51%
* The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Credit, Sector Effects Mixed

Relative to the Barclays Index, the portfolio’s lower average credit quality detracted from performance, because higher-quality bonds outperformed in the last six months. However, it helped that we continued to trade up in quality, taking advantage of the extreme market conditions to add what we believe are well-structured, high-quality bonds at very attractive levels. In particular, we selectively reduced our exposure to BBB and unrated municipal bonds in favor of higher-rated debt.

*Total returns for periods less than one year are not annualized.

7

California Tax-Free Bond

Our sector trades also had a mixed effect. In general, we favored high-quality essential service revenue bonds in less economically sensitive segments of the market—such as water and sewer bonds—as well as health care and education bonds in an effort to increase the portfolio’s credit quality. We think these trades make sense given the economic backdrop, and believe they contributed to performance relative to the Lipper group. It also helped that we were underweight corporate-linked municipal bonds. This positioning has been a key source of outperformance relative to the Lipper group over time. Nevertheless, revenue bonds trailed short- and intermediate-term general obligation debt for the six months, detracting from performance relative to the benchmark.

Outlook

“We have a cautious outlook for the economy and municipal bonds—with consumers cutting back, job losses mounting, and credit tight, it’s hard to see economic and credit conditions improving much in the near term,” said Steven Permut, leader of the municipal bond team at American Century Investments. “Against that backdrop, we’re likely to continue to favor bonds from less economically sensitive segments of the market, as well as those that offer an attractive combination of yield, quality, and structure.”

Top Five Sectors as of February 28, 2009
		% of fund
		investments
General Obligation (GO)		22%
Prerefunded		16%
Electric Revenue		13%
Certificates of Participation (COPs)/Leases		10%
Water/Sewer/Gas Revenue		7%

Portfolio Composition by Credit Rating
	% of fund	% of fund
	investments	investments
	as of	as of
	2/28/09	8/31/08
AAA	33%	35%
AA	34%	37%
A	19%	12%
BBB	10%	12%
Not Rated	4%	4%
Ratings provided by independent research companies. These ratings are listed in Standard & Poor’s format even if they were provided by other sources.

“Despite the challenges,” Permut continued, “we see a number of positives for the municipal market longer term. First, we think the economic stimulus package recently passed in Washington is good for municipal bonds—in addition to promoting growth, it has a number of features that are supportive of the state and local governments that issue municipal bonds. Second, it seems highly likely that we’re in for higher tax rates down the road. Other things being equal, higher taxes increase the appeal of municipals relative to fully taxable investments. Third, municipals carry less credit risk than corporate bonds, a key benefit for risk-conscious investors. Finally, municipal bond yields remain very attractive relative to fully taxable investments; indeed, their yields are significantly higher than those on like-maturity Treasury bonds, even before taxes.”

8

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)	Annualized
	9/1/08	2/28/09	9/1/08 ~~–~~ 2/28/09	Expense Ratio(1)
California Tax-Free Money Market
Actual (after waiver)(2)	$1,000	$1,006.80	$2.39	0.48%
Actual (before waiver)	$1,000	$1,006.80(3)	$2.69	0.54%
Hypothetical (after waiver)(2)	$1,000	$1,022.41	$2.41	0.48%
Hypothetical (before waiver)	$1,000	$1,022.12	$2.71	0.54%
California Tax-Free Bond
Actual	$1,000	$1,003.60	$2.43	0.49%
Hypothetical	$1,000	$1,022.36	$2.46	0.49%

(1)	Expenses are equal to the fund’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.
(2)	During the six months ended February 28, 2009, the investment advisor waived a portion of the fund’s management fee.
(3)	Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.
10

Schedule of Investments
California Tax-Free Money Market

FEBRUARY 28, 2009 (UNAUDITED)

Principal Amount		Value	Principal Amount		Value

Municipal Securities — 96.7%			$ 5,750,000	Austin Trust Various States GO,
				Series 2008-3020X, VRDN,
CALIFORNIA — 93.2%				0.92%, 3/5/09 (FSA) (LIQ
$ 2,000,000	ABAG Finance Auth. for			FAC: Bank of America N.A.)	$ 5,750,000
	Nonprofit Corps. Multifamily		1,500,000	Austin Trust Various States
	Housing Rev., Series 2002			GO, Series 2008-3318,
	A, (The Arbors Apartments),			VRDN, 1.02%, 3/5/09
	VRDN, 0.50%, 3/4/09			(AGC) (SBBPA: Bank
	(FNMA) (SBBPA: FNMA)	$ 2,000,000		of America N.A.)	1,500,000
5,270,000	ABAG Finance Auth. for		1,200,000	Austin Trust Various States
	Nonprofit Corps. Rev.,			Rev., Series 2008-3013X,
	(Francis Parker School),			VRDN, 0.57%, 3/5/09 (LIQ
	VRDN, 0.60%, 3/5/09			FAC: Bank of America N.A.)(1)	1,200,000
	(LOC: Bank of New York)	5,270,000	5,000,000	Austin Trust Various States
3,980,000	ABAG Finance Auth. for			Rev., Series 2008-3305,
	Nonprofit Corps. Rev.,			VRDN, 0.57%, 3/5/09 (LIQ
	(Institute Defense Analyses),			FAC: Bank of America N.A.)(1)	5,000,000
	VRDN, 0.55%, 3/5/09 (LOC:		2,400,000	Barstow Multifamily
	Branch & Banking Trust)	3,980,000		Housing Rev., (Desert Vista
1,050,000	ABAG Finance Auth. for			Apartments), VRDN, 0.45%,
	Nonprofit Corps. Rev.,			3/4/09 (LOC: Redlands
	(Katherine Delmar Burke			Federal Bank and FHLB)	2,400,000
	School), VRDN, 1.25%, 3/5/09		4,585,000	Beaumont Utility Auth. Rev.,
	(LOC: Allied Irish Bank plc)	1,050,000		Series 2001 A, (Wastewater
2,915,000	ABAG Finance Auth. for			Enterprise), VRDN, 0.35%,
	Nonprofit Corps. Rev.,			3/4/09 (LOC: Union Bank
	Series 2004 B, (YMCA			of California N.A. and California
	San Francisco), VRDN,			State Teacher’s Retirement)	4,585,000
	0.40%, 3/5/09 (LOC: Wells		2,400,000	Burbank Redevelopment
	Fargo Bank N.A.)	2,915,000		Agency Multifamily Housing
1,940,000	Alameda-Contra Costa Schools			Rev., Series 1985 A, VRDN,
	Financing Auth. COP, Series			0.40%, 3/3/09 (LOC: FHLB
	2003 L, (Capital Improvement			and Washington Mutual Bank)	2,400,000
	Financing), VRDN, 0.40%,		7,500,000	California Communities Tax
	3/5/09 (LOC: Scotia Bank)	1,940,000		& Revenue Anticipation Note
4,065,000	Alameda Public Financing			Program Rev., Series 2008
	Auth. Multifamily Housing Rev.,			A-3, 3.00%, 6/30/09 (FSA)	7,533,258
	Series 2005 A, (Eagle Village/		18,100,000	California Economic
	Parrot Village Apartments),			Recovery GO, Series
	VRDN, 0.65%, 3/5/09			2008 A, 5.00%, 1/1/10	18,654,589
	(LIQ FAC: FNMA)	4,065,000	6,000,000	California Educational
3,745,000	Apple Valley COP, (Public			Facilities Auth. Rev., (Life
	Facilities Financing), VRDN,			Chiropractic College), VRDN,
	0.62%, 3/5/09 (LOC: Union			0.41%, 3/5/09 (LOC: Bank
	Bank of California N.A.			of the West)	6,000,000
	and California State		2,955,000	California Educational
	Teacher’s Retirement)	3,745,000		Facilities Auth. Rev., Series
5,315,000	Austin Trust Various States			2002 A, (Art Center Design
	GO, Series 2008-1154, VRDN,			College), VRDN, 0.50%,
	0.92%, 3/5/09 (FSA) (SBBPA:			3/5/09 (LOC: Allied Irish
	Bank of America N.A.)(1)	5,315,000		Bank plc)	2,955,000
7,180,000	Austin Trust Various States GO,		3,555,000	California Educational
	Series 2008-3016X, VRDN,			Facilities Auth. Rev., Series
	0.92%, 3/5/09 (FSA) (LIQ			2002 B, (Art Center Design
	FAC: Bank of America N.A.)(1)	7,180,000		College), VRDN, 0.50%,
6,500,000	Austin Trust Various States GO,			3/5/09 (LOC: Allied Irish
	Series 2008-3019X, VRDN,			Bank plc)	3,555,000
	0.92%, 3/5/09 (FSA) (LIQ
	FAC: Bank of America N.A.)	6,500,000

11

California Tax-Free Money Market

Principal Amount		Value	Principal Amount		Value
$ 3,800,000	California Educational		$ 1,200,000	California Infrastructure
	Facilities Auth. Rev., Series			& Economic Development
	2008 A, (Chapman University),			Bank Rev., (India Community
	VRDN, 0.45%, 3/2/09 (LOC:			Center), VRDN, 0.45%, 3/2/09
	Bank of America N.A.)	$ 3,800,000		(LOC: Bank of America N.A.)	$ 1,200,000
1,595,000	California Educational Facilities		4,000,000	California Infrastructure
	Auth. Rev., Series 2008-2495,			& Economic Development
	(PUTTERs), VRDN, 0.55%,			Bank Rev., Series 2007 A,
	3/5/09 (SBBPA: JPMorgan			(Tobinworld), VRDN, 0.99%,
	Chase Bank N.A.)(1)	1,595,000		3/5/09 (LOC: Comerica Bank)	4,000,000
4,875,000	California Enterprise		3,010,000	California Infrastructure &
	Development Auth. Rev.,			Economic Development Bank
	(Community Hospice, Inc.),			Rev., Series 2008 A, (Hillview
	VRDN, 0.62%, 3/5/09 (LOC:			Mental Health), VRDN, 0.99%,
	Bank of Stockton and			3/5/09 (LOC: Comerica Bank)	3,010,000
	Bank of New York)	4,875,000	5,935,000	California Infrastructure &
8,000,000	California Enterprise			Economic Development
	Development Auth. Rev.,			Bank Rev., VRDN, 2.95%,
	(Humane Society Silicon			7/1/09 (FGIC) (LIQ FAC:
	Valley), VRDN, 0.62%, 3/5/09			Dexia Credit Local)	5,935,000
	(LOC: First Republic Bank		1,300,000	California Municipal Finance
	and U.S. Bank N.A.)	8,000,000		Auth. Rev., (Saint Andrew’s
2,500,000	California GO, Series 2003 C2,			Parish), VRDN, 1.25%, 3/5/09
	VRDN, 0.65%, 3/5/09 (LOC:			(LOC: Allied Irish Bank plc)	1,300,000
	Landesbank Hessen-Thuringen		3,435,000	California Municipal Finance
	Girozentrale, Bank of America			Auth. Rev., (San Francisco
	N.A., and Bank of Nova Scotia)	2,500,000		Planning), VRDN, 0.40%,
350,000	California GO, Series 2005 A3,			3/5/09 (LOC: Pacific
	VRDN, 0.48%, 3/4/09 (LOC:			Capital Bank N.A. and FHLB)	3,435,000
	Bank of America N.A.)	350,000	7,000,000	California Municipal Finance
2,750,000	California GO, Series 2006-			Auth. Rev., (Vacaville Christian
	1255, VRDN, 0.72%, 3/5/09			Schools), VRDN, 1.00%,
	(BHAC) (LIQ FAC: JPMorgan			3/5/09 (LOC: Allied Irish
	Chase Bank N.A.)(1)	2,750,000		Bank plc)	7,000,000
4,790,000	California GO, Series 2008		2,750,000	California Municipal Finance
	DCL-010, VRDN, 3.75%,			Auth. Rev., Series 2008 A,
	3/5/09 (FSA) (LOC: Dexia			(Central Coast YMCA), VRDN,
	Credit Local)(1)	4,790,000		0.75%, 3/5/09 (LOC: Pacific
1,525,000	California Health Facilities			Capital Bank N.A. and FHLB)	2,750,000
	Financing Auth. Rev.,		10,760,000	California State University
	(Memorial Health Services),			Rev., Series 2006-1435,
	VRDN, 0.75%, 3/4/09	1,525,000		(PUTTERs), VRDN, 0.77%,
5,000,000	California Infrastructure			3/5/09 (MBIA) (LOC:
	& Economic Development			JPMorgan Chase & Co.)(1)	10,760,000
	Bank Rev., (Academy		7,500,000	California Statewide
	Motion Picture), VRDN,			Communities Development
	0.55%, 3/5/09 (LOC: City			Auth. Multifamily Housing Rev.,
	National Bank)	5,000,000		Series 2008-2680, (PUTTERs),
2,830,000	California Infrastructure &			VRDN, 0.77%, 3/5/09 (LOC:
	Economic Development Bank			JPMorgan Chase Bank N.A.)(1)	7,500,000
	Rev., (Bay Area Toll Bridges),		1,600,000	California Statewide
	VRDN, 0.64%, 3/5/09 (LOC:			Communities Development
	Bank of the West)	2,830,000		Auth. Rev., (Archer School
3,000,000	California Infrastructure &			for Girls, Inc.), VRDN,
	Economic Development Bank			1.25%, 3/5/09 (LOC: Allied
	Rev., (Country Schools),			Irish Bank plc)	1,600,000
	VRDN, 0.62%, 3/5/09
	(LOC: First Republic Bank
	and Bank of New York)	3,000,000

12

California Tax-Free Money Market

Principal Amount		Value	Principal Amount		Value
$ 9,000,000	California Statewide		$ 4,935,000	El Monte COP, Series 2003 A,
	Communities Development			(Community Improvement),
	Auth. Rev., (House Ear			VRDN, 0.62%, 3/5/09 (LOC:
	Institute), VRDN, 1.09%,			Union Bank of California N.A.
	3/5/09 (LOC: City			and California State
	National Bank)	$ 9,000,000		Teacher’s Retirement)	$ 4,935,000
2,765,000	California Statewide		2,820,000	Fremont COP, (Capital
	Communities Development			Improvement Funding),
	Auth. Rev., (Masters College),			VRDN, 0.40%, 3/5/09
	VRDN, 0.40%, 3/5/09 (LOC:			(LOC: Scotia Bank)	2,820,000
	U.S. Bank N.A.)	2,765,000	300,000	Hanford Sewer System Rev.,
1,630,000	California Statewide			Series 1996 A, VRDN, 0.87%,
	Communities Development			3/5/09 (LOC: Union Bank of
	Auth. Rev., Series 2000 A,			California N.A.)	300,000
	(Jewish Federation), VRDN,		4,380,000	Inland Valley Development
	0.85%, 3/5/09 (LOC: Allied			Agency Tax Allocation Rev.,
	Irish Bank plc)	1,630,000		VRDN, 0.35%, 3/4/09 (LOC:
2,200,000	Carlsbad Unified School			Union Bank of California N.A.
	District COP, (School Facility			and California State
	Bridge Funding), VRDN,			Teacher’s Retirement)	4,380,000
	2.00%, 3/5/09 (FSA) (SBBPA:		1,125,000	Lake Elsinore Recreation Auth.
	First Union National Bank)	2,200,000		Rev., Series 2000 A, (Public
1,450,000	Carlsbad Unified School			Facilities), VRDN, 0.35%,
	District COP, (School Facility			3/4/09 (LOC: Union Bank of
	Bridge Funding), VRDN,			California N.A. and California
	2.00%, 3/5/09 (FSA) (SBBPA:			State Teacher’s Retirement)	1,125,000
	Wachovia Bank N.A.)	1,450,000	2,605,000	Lemoore COP, (Municipal Golf
2,875,000	Carlsbad Unified School			Course Refinancing), VRDN,
	District COP, (School Facility			0.50%, 3/5/09 (LOC: Union
	Bridge Funding), VRDN,			Bank of California N.A.)	2,605,000
	2.00%, 3/5/09 (FSA) (SBBPA:		22,200,000	Long Beach Health
	Wachovia Bank N.A.)	2,875,000		Facilities Rev., (Memorial
295,000	Chico Multifamily Mortgage			Health Services), VRDN,
	Rev., (Webb Homes), VRDN,			0.75%, 3/4/09	22,200,000
	1.50%, 3/2/09 (LOC: Wells		1,005,000	Los Angeles COP, Series 2005
	Fargo Bank N.A.)	295,000		A, (Loyola High School), VRDN,
5,000,000	Chula Vista Industrial			1.25%, 3/5/09 (LOC: Allied
	Development Rev., Series 2006			Irish Bank plc)	1,005,000
	A, (San Diego Gas), VRDN,		1,100,000	Los Angeles COP, Series 2006
	1.00%, 3/3/09	5,000,000		A, (Notre Dame High School),
2,505,000	Contra Costa Housing Auth.			VRDN, 1.25%, 3/5/09 (LOC:
	Multifamily Housing Rev.,			Allied Irish Bank plc)	1,100,000
	Series 1992 C, (Lakeshore),		18,000,000	Los Angeles County
	VRDN, 0.40%, 3/4/09 (LIQ			Metropolitan Transportation
	FAC: Freddie Mac)	2,505,000		Auth. Sales Tax Rev., Series
7,500,000	Diamond Bar Public Financing			2008 A3, VRDN, 1.25%,
	Auth. Lease Rev., Series			3/5/09 (SBBPA: Dexia
	2002 A, (Community/Senior			Credit Local)	18,000,000
	Center), VRDN, 0.45%,		5,000,000	Los Angeles County Tax & Rev.
	3/4/09 (LOC: Union Bank			Anticipation Notes Rev., Series
	of California N.A.)	7,500,000		2008 A, 3.00%, 6/30/09	5,023,170
9,000,000	Eastern Municipal Water		20,000,000	Los Angeles Tax & Rev.
	District Water & Sewer COP,			Anticipation Notes GO,
	Series 2008 E, VRDN, 0.40%,			3.00%, 6/30/09	20,094,843
	3/4/09 (LIQ FAC: Lloyds
	TSB Bank plc)	9,000,000	2,000,000	Los Angeles Unified School
				District GO, Series 2000 D,
				(Election of 1997),
				5.50%, 7/1/09	2,025,080

13

California Tax-Free Money Market

Principal Amount		Value	Principal Amount		Value
$ 4,995,000	Los Angeles Unified School		$ 28,870,000	RBC Municipal Products Inc.
	District GO, Series 2008-2748,			Trust Tax Allocation Rev.,
	(PUTTERs), VRDN, 0.97%,			Series 2008 E5, VRDN,
	3/5/09 (FSA) (LIQ FAC:			0.63%, 3/5/09 (LOC: Royal
	JPMorgan Chase Bank N.A.)	$ 4,995,000		Bank of Canada)(1)	$ 28,870,000
8,000,000	Los Angeles Unified School		11,045,000	Reedley COP, VRDN, 0.65%,
	District Tax & Rev. Anticipation			3/5/09 (LOC: U.S. Bank N.A.)	11,045,000
	Notes GO, Series 2008 A,		3,000,000	Richmond Wastewater Rev.,
	3.00%, 7/30/09	8,048,353		Series 2008 A, VRDN, 0.45%,
2,085,000	Manhattan Beach Unified			3/5/09 (LOC: Union Bank of
	School District COP, (Capital			California N.A.)	3,000,000
	Improvement), VRDN, 2.75%,		1,850,000	Riverside Unified School
	3/5/09 (FSA) (SBBPA: First			District COP, (School Facilities
	Union National Bank)	2,085,000		Bridge Reference Program),
3,675,000	Modesto Multifamily Housing			VRDN, 2.00%, 3/5/09 (FSA)
	Rev., Series 2008 A, (Valley			(SBBPA: Wachovia Bank N.A.)	1,850,000
	Oak), VRDN, 0.40%, 3/5/09		2,700,000	Riverside Unified School
	(LIQ FAC: Freddie Mac)	3,675,000		District COP, (School Facilities
1,250,000	Monterey Peninsula Water			Bridge Reference Program),
	Management District COP,			VRDN, 2.00%, 3/5/09 (FSA)
	(Wastewater Reclamation),			(SBBPA: Wachovia Bank N.A.)	2,700,000
	VRDN, 0.60%, 3/5/09 (LOC:		4,330,000	San Bernardino County
	Bank of America N.A.)	1,250,000		Multifamily Housing Auth.
5,470,000	Moreno Valley COP, (1997			Rev., Series 1993 A, (Rialto
	City Hall Refinancing), VRDN,			Heritage), VRDN, 0.51%,
	0.62%, 3/5/09 (LOC: Union			3/5/09 (LOC: California
	Bank of California N.A.			Federal Bank and FHLB)	4,330,000
	and California State		4,150,000	San Diego County & School
	Teacher’s Retirement)	5,470,000		District Tax & Revenue
900,000	Novato Multifamily			Anticipation Notes, Series
	Housing Rev., (Nova-Ro III			2008 A, 3.50%, 6/30/09	4,176,128
	Senior Housing), VRDN,		10,000,000	San Diego Unified School
	0.50%, 3/5/09 (LOC: Bank			District Tax & Rev. Anticipation
	of the West)	900,000		Notes GO, Series 2008 A,
1,700,000	Orange County Apartments			3.00%, 7/1/09	10,045,056
	Development Rev., Series		6,000,000	Santa Clara Valley
	1998 J, (Trabuco Woods),			Transportation Auth. Sales Tax
	VRDN, 0.45%, 3/5/09			Rev., Series 2008 B, (Measure
	(LIQ FAC: FNMA)	1,700,000		A), VRDN, 0.40%, 3/5/09
1,450,000	Orange County Housing			(SBBPA: JPMorgan Chase
	Multifamily Apartments			Bank N.A.)	6,000,000
	Development Auth. Rev.,		3,500,000	Southern California Public
	Series 1985 CC, (Lantern			Power Auth. Transmission
	Pines), VRDN, 0.40%,			Project Rev., (Southern
	3/4/09 (LIQ FAC: FNMA)	1,450,000		Transmission), VRDN, 1.42%,
5,000,000	Orange County Sanitation			3/4/09 (Ambac) (LOC: Lloyds
	District COP, Series 2008 C,			TSB Bank plc)	3,500,000
	2.50%, 12/10/09	5,058,551	5,200,000	Three Valleys Municipal Water
2,225,000	Peralta Community College			District COP, (Miramar Water
	District GO, Series 2008-2682,			Treatment, Water Transmission
	(PUTTERs), VRDN, 0.97%,			and Hydroelectric Generating
	3/5/09 (FSA) (LIQ FAC:			Facilities), VRDN, 0.45%,
	JPMorgan Chase Bank N.A.)(1)	2,225,000		3/4/09 (LOC: Wells Fargo
8,995,000	Puttable Floating Option			Bank N.A.)	5,200,000
	Tax-Exempt Receipts Rev.,		700,000	Triunfo County Sanitation
	VRDN, 2.95%, 3/5/09 (FGIC)			District Rev., VRDN, 0.40%,
	(LOC: Dexia Credit Local)(1)	8,995,000		3/4/09 (LOC: BNP Paribas)	700,000

14

California Tax-Free Money Market

Principal Amount		Value	Notes to Schedule of Investments
$ 520,000	University of California Rev.,		ABAG = Association of Bay Area Governments
	Series 2008-2475, (PUTTERs),		AGC = Assured Guaranty Corporation
	VRDN, 0.55%, 3/5/09		Ambac = Ambac Assurance Corporation
	(SBBPA: JPMorgan Chase		BHAC = Berkshire Hathaway Assurance Corporation
	Bank N.A.)(1)	$ 520,000	COP = Certificates of Participation
4,855,000	Upland Housing Multifamily		FGIC = Financial Guaranty Insurance Co.
	Auth. Rev., VRDN,		FHLB = Federal Home Loan Bank
	0.40%, 3/5/09 (LIQ		FNMA = Federal National Mortgage Association
	FAC: Freddie Mac)	4,855,000	FSA = Financial Security Assurance, Inc.
5,600,000	Vallejo Water Rev., Series		GO = General Obligation
	2005 A, VRDN, 0.42%,		LIQ FAC = Liquidity Facilities
	3/4/09 (LOC: JPMorgan		LOC = Letter of Credit
	Chase Bank N.A.)	5,600,000	MBIA = MBIA Insurance Corporation
9,000,000	West Hills Community College		PUTTERs = Puttable Tax-Exempt Receipts
	District COP, VRDN, 0.45%,		SBBPA = Standby Bond Purchase Agreement
	3/4/09 (LOC: Union Bank of		VRDN = Variable Rate Demand Note. Interest reset date is indicated.
	California N.A.)	9,000,000
472,074,028
PUERTO RICO — 3.5%
1,500,000	Puerto Rico Highway &		Rate shown is effective at the period end.
	Transportation Auth. Rev.,		(1) Security was purchased under Rule 144A of the Securities Act of
	Series 2008 DCL 019, VRDN,		1933 or is a private placement and, unless registered under the
	3.75%, 3/5/09 (FSA) (LOC:		Act or exempted from registration, may only be sold to qualified
	Dexia Credit Local)(1)	1,500,000	institutional investors. The aggregate value of these securities at the period end was $88,200,000, which represented 17.4% of
16,000,000	Puerto Rico Tax & Rev.		total net assets. None of the restricted securities are considered
	Anticipation Notes Rev., Series		to be illiquid.
2008 A2, 3.00%, 7/30/09
	(LOC: BNP Paribas)	16,088,774
17,588,774
TOTAL INVESTMENT			See Notes to Financial Statements.
SECURITIES — 96.7%		489,662,802
OTHER ASSETS
AND LIABILITIES — 3.3%		16,917,261
TOTAL NET ASSETS — 100.0%		$506,580,063

15

California Tax-Free Bond

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount		Value	Principal Amount		Value
Municipal Securities — 98.9%			$ 1,235,000	California Department of
				Water Resources Water
CALIFORNIA — 92.8%				System Rev., (Central Valley),
$ 600,000	Alameda County COP,			5.50%, 12/1/17	$ 1,312,830
	(Santa Rita Jail), 5.375%,		5,000,000	California Economic
	6/1/09 (MBIA)(1)	$ 607,644		Recovery GO, Series 2004 A,
1,385,000	Alameda County COP,			5.25%, 7/1/14	5,438,150
	Series 2001 A, 5.375%,		5,000,000	California Economic
	12/1/15 (MBIA)	1,500,606		Recovery GO, Series 2004 A,
1,000,000	Antelope Valley Community			5.25%, 7/1/14 (FGIC)	5,433,050
	College District GO, Series		1,400,000	California Economic Recovery
	2007 C, (Election of 2004),			GO, Series 2004 C2, VRDN,
	5.00%, 8/1/26 (MBIA)	1,010,930		0.70%, 3/2/09 (SBBPA: Bank
1,240,000	Banning Financing Auth.			of America N.A.)	1,400,000
	Rev., (Electric System),		4,000,000	California Educational
	5.00%, 6/1/21 (XLCA)	1,235,970		Facilities Auth. Rev.,
1,305,000	Banning Financing Auth.			(Golden Gate University),
	Rev., (Electric System),			5.50%, 10/1/18	3,563,680
	5.00%, 6/1/22 (XLCA)	1,282,319	500,000	California Educational
825,000	Banning Utility Auth.			Facilities Auth. Rev.,
	Rev., (Refunding and			(Santa Clara University),
	Improvement Projects),			5.00%, 4/1/18	556,120
	5.25%, 11/1/35 (FGIC)	759,528	700,000	California Educational
5,000,000	Bay Area Toll Auth. Rev., Series			Facilities Auth. Rev.,
	2008 F1, (San Francisco Bay			(Santa Clara University),
	Area), 5.00%, 4/1/34	4,829,900		5.00%, 4/1/19	764,505
7,000,000	California Department of		2,000,000	California Educational
	Water Resources Power			Facilities Auth. Rev.,
	Supply Rev., Series 2002 A,			(Santa Clara University),
	5.375%, 5/1/12, Prerefunded			5.25%, 4/1/23	2,094,580
	at 101% of Par (XLCA)(1)	7,918,120	1,020,000	California Educational
3,750,000	California Department of			Facilities Auth. Rev., (Scripps
	Water Resources Power			College), 5.25%, 8/1/11,
	Supply Rev., Series 2002 A,			Prerefunded at 100% of Par(1)	1,117,900
	5.50%, 5/1/12	4,096,275	275,000	California Educational
1,800,000	California Department of			Facilities Auth. Rev., Series
	Water Resources Power			2000 B, (Pooled College &
	Supply Rev., Series 2005 F5,			University), 6.625%, 6/1/10,
	5.00%, 5/1/22	1,875,744		Prerefunded at 101% of Par(1)	296,359
2,450,000	California Department of		1,330,000	California Educational
	Water Resources Power			Facilities Auth. Rev., Series
	Supply Rev., Series 2005 G4,			2000 B, (Pooled College &
	5.00%, 5/1/16	2,690,173		University), 6.625%, 6/1/10,
				Prerefunded at 101% of Par(1)	1,433,301
5,000,000	California Department of
	Water Resources Power		2,500,000	California Educational
	Supply Rev., Series 2008 H,			Facilities Auth. Rev., Series
	5.00%, 5/1/21	5,283,800		2004 C, (Lutheran University),
				5.00%, 10/1/24	2,045,275
1,500,000	California Department of
	Water Resources Rev., Series		1,500,000	California Educational
	2008 I1, VRDN, 0.35%, 3/2/09			Facilities Auth. Rev., Series
	(LOC: Allied Irish Bank plc)	1,500,000		2008 A, (Chapman University),
				VRDN, 0.45%, 3/2/09 (LOC:
15,000	California Department of			Bank of America N.A.)	1,500,000
	Water Resources Water
	System Rev., (Central Valley),
	5.50%, 12/1/11, Prerefunded
	at 100% of Par(1)	16,693

16

California Tax-Free Bond

Principal Amount		Value	Principal Amount		Value
$ 5,000,000	California Educational		$ 3,335,000	California Health Facilities
	Facilities Auth. Rev., Series			Financing Auth. Rev., Series
	2008 T4, (Stanford University),			2008 A, (Sutter Health),
	5.00%, 3/15/14	$ 5,667,650		5.25%, 8/15/22	$ 3,390,928
2,952,000	California Educational		2,520,000	California Health Facilities
	Facilities Auth. Rev.,			Financing Auth. Rev., Series
	Series 2009 A, (University			2008 A, (Sutter Health),
	of Southern California),			5.00%, 8/15/38	2,228,764
	5.00%, 10/1/39	2,951,852	1,000,000	California Health Facilities
4,480,000	California GO, 6.00%,			Financing Auth. Rev., Series
	10/1/09 (Ambac-TCRS)			2008 A3, (Stanford Hospital),
	(Bank of New York)	4,586,355		VRDN, 3.48%, 6/15/11	1,027,960
3,000,000	California GO, 5.00%,		500,000	California Health Facilities
	3/1/10 (XLCA-ICR)	3,089,370		Financing Auth. Rev., Series
3,350,000	California GO, 5.75%,			2008 C, (Providence Health &
	4/1/10 (Ambac-TCRS)			Services), 5.00%, 10/1/14	530,615
	(Bank of New York)	3,483,397	3,250,000	California Health Facilities
2,350,000	California GO, 5.25%, 10/1/10,			Financing Auth. Rev., Series
	Prerefunded at 100% of Par			2008 C, (Providence Health &
	(FGIC-TCRS)(1)	2,505,429		Services), 6.25%, 10/1/24	3,480,945
7,650,000	California GO, 5.25%,		2,125,000	California Health Facilities
	10/1/10, Prerefunded at 100%			Financing Auth. Rev., Series
	of Par (FGIC-TCRS)(1)	8,097,066		2008 C, (Providence Health &
1,000,000	California GO, 5.50%,			Services), 6.50%, 10/1/38	2,237,136
	3/1/11 (XLCA-ICR)	1,055,680	1,000,000	California Health Facilities
				Financing Auth. Rev., Series
5,000,000	California GO, 5.50%,			2008 H, (Catholic Healthcare
	4/1/12 (MBIA)	5,379,650		West), 5.125%, 7/1/22	983,430
4,000,000	California GO, 5.00%, 2/1/14,		1,000,000	California Infrastructure &
	Prerefunded at 100% of Par(1)	4,581,240		Economic Development
5,000,000	California GO, 5.125%, 2/1/14,			Bank Rev., Series 2000 A,
	Prerefunded at 100% of Par(1)	5,755,800		(Scripps Research Institute),
5,000,000	California GO, 5.00%, 3/1/14	5,341,950		5.625%, 7/1/20	1,012,670
1,575,000	California GO, 5.00%,		5,000,000	California Infrastructure &
	11/1/16 (Ambac)	1,683,313		Economic Development
2,260,000	California GO, 5.00%, 8/1/18	2,361,248		Bank Rev., Series 2003 A,
				(Bay Area Toll Bridges Seismic
10,000,000	California GO, 5.25%, 2/1/20	10,367,200		Retrofit 1st Lien), 5.125%,
1,690,000	California GO, 5.00%, 3/1/20	1,726,893		7/1/26, Prerefunded at 100%
5,000,000	California GO, 5.00%, 3/1/20	5,088,700		of Par (Ambac)(1)	5,661,450
4,450,000	California GO, 5.00%, 4/1/38	4,080,472	1,075,000	California Infrastructure &
1,985,000	California Health Facilities			Economic Development Bank
	Financing Auth. Rev., 5.70%,			Rev., Series 2006 A, (California
	12/1/24 (Ambac) (California			Science Center Phase II),
	Mortgage Insurance)	1,952,406		4.25%, 5/1/13 (FGIC)	1,126,062
2,000,000	California Health Facilities		2,500,000	California Infrastructure &
	Financing Auth. Rev., Series			Economic Development Bank
	1998 A, (Kaiser Permanente),			Rev., Series 2008 A, (California
	5.25%, 6/1/11 (FSA)(1)	2,046,160		Independent System Operator
				Corp.), 5.00%, 2/1/13	2,727,700
1,400,000	California Health Facilities
	Financing Auth. Rev., Series		1,075,000	California Mobilehome Park
	2008 A, (Scripps Health),			Financing Auth. Rev., Series
	5.00%, 10/1/17	1,391,726		2000 A, (Union City Tropics),
				5.375%, 8/15/10, Prerefunded
1,500,000	California Health Facilities			at 102% of Par (ACA)(1)	1,163,515
	Financing Auth. Rev., Series
	2008 A, (Sutter Health),
	5.50%, 8/15/17	1,638,720

17

California Tax-Free Bond

Principal Amount		Value	Principal Amount		Value
$ 1,605,000	California Mobilehome Park		$ 1,600,000	California Statewide
	Financing Auth. Rev., Series			Communities Development
	2006 A, (Union City Tropics),			Auth. Rev., Series 2007 A,
	3.80%, 12/15/11	$ 1,634,548		(Front Porch Communities and
1,145,000	California Municipal Finance			Services), 5.125%, 4/1/37(2)	$ 1,009,984
	Auth. Rev., (Loma Linda		1,000,000	California Statewide
	University), 5.00%, 4/1/23	1,112,803		Communities Development
2,000,000	California Municipal Finance			Auth. Rev., Series 2007
	Auth. Rev., (Loma Linda			A, (Henry Mayo Newhall
	University), 5.00%, 4/1/28	1,796,380		Memorial Hospital), 5.00%,
				10/1/20 (California
1,450,000	California Public Works Board			Mortgage Insurance)	982,700
	Lease Rev., Series 2005 A,
	(Department General		5,000,000	California Statewide
	Services - Butterfield),			Communities Development
	5.00%, 6/1/15	1,536,696		Auth. Rev., Series 2007 A,
				(Valleycare Health System),
2,165,000	California Public Works			4.80%, 7/15/17	3,950,950
	Board Lease Rev., Series
	2006 A, (Various California		1,000,000	California Statewide
	State University Projects),			Communities Development
	5.00%, 10/1/11	2,277,775		Auth. Rev., Series 2007 A,
				(Valleycare Health System),
1,000,000	California State University			5.00%, 7/15/22	696,210
	Fresno Association, Inc. Rev.,
	(Auxilliary Organization Event		2,500,000	California Statewide
	Center), 5.00%, 7/1/12(1)	1,112,520		Communities Development
				Auth. Rev., Series 2007 B,
3,100,000	California State University			(Adventist Health System/
	Fresno Association, Inc. Rev.,			West), 5.00%, 3/1/37 (AGC)	2,231,000
	(Auxiliary Organization Event
	Center), 5.25%, 7/1/12,		1,000,000	California Statewide
	Prerefunded at 101% of Par(1)	3,503,434		Communities Development
				Auth. Rev., Series 2008 D,
1,500,000	California State University			(Catholic Healthcare West),
	Fresno Association, Inc. Rev.,			5.50%, 7/1/31	920,960
	(Auxiliary Organization Event
	Center), 6.00%, 7/1/12,		1,000,000	Calleguas-Las Virgines
	Prerefunded at 101% of Par(1)	1,733,880		Public Financing Auth.
				Rev., Series 2007 A,
1,250,000	California State University			(Municipal Water District),
	System Rev., Series 2002 A,			5.00%, 7/1/20 (FGIC)	1,065,990
	5.375%, 11/1/18 (Ambac)	1,338,625
			3,115,000	Capistrano Unified School
1,695,000	California Statewide			District Special Tax Rev.,
	Communities Development			(Community Facilities
	Auth. Rev., Series 2002 B,			District No. 87-1), 5.00%,
	5.20%, 10/1/18 (FSA)	1,800,904		9/1/18 (Ambac)	3,208,730
2,250,000	California Statewide		1,130,000	Carson Redevelopment
	Communities Development			Agency Tax Allocation Rev.,
	Auth. Rev., Series 2007 A,			(Redevelopment Project Area
	(California Baptist University),			No. 1), 5.50%, 10/1/11 (MBIA)	1,200,987
	5.30%, 11/1/18	1,757,925
			2,100,000	Castaic Lake Water Agency
2,500,000	California Statewide			COP, Series 2001 A,
	Communities Development			5.375%, 8/1/17 (MBIA)	2,241,309
	Auth. Rev., Series 2007 A,
	(California Baptist University),		860,000	Central California Joint Powers
	5.40%, 11/1/27	1,610,525		Health Financing Auth. COP,
				(Community Hospitals),
				5.25%, 2/1/10, Prerefunded
				at 101% of Par(1)	904,419

18

California Tax-Free Bond

Principal Amount		Value	Principal Amount		Value
$ 1,090,000	Chabot Las Positas Community		$ 1,250,000	Foothill-De Anza Community
	College District COP, 5.50%,			College District GO, Series
	12/1/10 (FSA)(1)	$ 1,145,928		2007 B, 5.00%, 8/1/17
1,070,000	Chaffey Community College			(Ambac)	$ 1,372,012
	District GO, Series 2002 A,		1,150,000	Franklin-Mckinley School
	4.25%, 7/1/11 (FSA)	1,139,047		District GO, Series 2005 A,
1,765,000	Chaffey Community College			(Election of 2004), 5.00%,
	District GO, Series 2007 C,			8/1/15, Prerefunded at 100%
	(Election of 2002), 5.00%,			of Par (FGIC)(1)	1,326,502
	6/1/20 (MBIA)	1,893,545	2,550,000	Fremont Union High School
2,810,000	Chino Basin Regional			District GO, Series 2000 B,
	Financing Auth. Rev., Series			5.25%, 9/1/10, Prerefunded at
	2008 A, (Inland Empire			100% of Par(1)	2,701,291
	Utilities Agency), 5.00%,		4,440,000	Golden State Tobacco
	11/1/33 (Ambac)	2,675,907		Securitization Corp.
3,000,000	Chino Ontario Upland Water			Settlement Rev., Series
	Facilities Auth. COP, Series			2003 A1, 6.75%, 6/1/13,
	1997 A, (Agua de Lejos),			Prerefunded at 100% of Par(1)	5,231,075
	5.20%, 10/1/15 (FGIC)	3,052,050	10,000,000	Golden State Tobacco
2,065,000	Coast Community College			Securitization Corp.
	District GO, Series 2006 B,			Settlement Rev., Series
	(Election of 2002), 5.00%,			2007 A1, 5.75%, 6/1/47	6,028,400
	8/1/17 (FSA)	2,329,919	1,000,000	Grant Joint Union High School
2,300,000	Eastern Municipal Water			District GO, (Election of 2006),
	District Water & Sewer			5.00%, 8/1/24 (FSA)	1,018,630
	COP, Series 2001 A, 5.25%,		1,300,000	Hercules Redevelopment
	7/1/13 (FGIC)	2,445,521		Agency Tax Allocation
1,000,000	Eastern Municipal Water			Rev., Series 2007 A,
	District Water & Sewer COP,			5.00%, 8/1/12 (Ambac)	1,359,228
	Series 2008 H, 5.00%, 7/1/24	1,020,140	1,360,000	Hercules Redevelopment
2,115,000	El Segundo Unified School			Agency Tax Allocation
	District GO, 5.375%,			Rev., Series 2007 A,
	9/1/12, Prerefunded at			5.00%, 8/1/13 (Ambac)	1,418,466
	100% of Par (FGIC)(1)	2,397,014	2,700,000	Hillsborough School District
1,000,000	Folsom Cordova Unified			GO, (Bond Anticipation Notes),
	School District No. 2 Facilities			3.60%, 9/1/13(3)	2,342,142
	Improvement GO, Series 2002		1,675,000	Imperial Irrigation District
	A, 5.375%, 10/1/15 (MBIA)	1,088,190		COP, (Water Systems), 5.50%,
1,225,000	Folsom Cordova Unified			7/1/16 (Ambac)	1,766,589
	School District No. 2 Facilities		945,000	Inglewood Redevelopment
	Improvement GO, Series 2002			Agency Tax Allocation Rev.,
	A, 5.375%, 10/1/16 (MBIA)	1,333,033		Series 2007 A1, (Subordinate
1,225,000	Folsom Public Financing			Lien), 5.00%, 5/1/23 (Ambac)	820,194
	Auth. Lease Rev., (City Hall		825,000	Irvine Unified School District
	& Community Center),			Financing Auth. Special Tax
	5.25%, 10/1/14 (FSA)	1,332,286		Rev., Series 2006 A, (Group
1,290,000	Folsom Public Financing			II), 4.50%, 9/1/13	792,908
	Auth. Lease Rev., (City Hall		635,000	Irvine Unified School District
	& Community Center),			Financing Auth. Special Tax
	5.25%, 10/1/15 (FSA)	1,402,978		Rev., Series 2006 A, (Group
935,000	Fontana Unified School District			II), 4.75%, 9/1/16	585,749
	GO, 4.00%, 5/1/15 (AGC)	994,933	790,000	Irvine Unified School District
1,250,000	Fontana Unified School District			Financing Auth. Special Tax
	GO, 3.375%, 5/1/16 (AGC)	1,272,500		Rev., Series 2006 A, (Group
10,000,000	Foothill/Eastern Transportation			II), 5.00%, 9/1/20	686,573
	Corridor Agency Toll Road		110,000	Lancaster Financing Auth.
	Rev., Series 1995 A, (Senior			Tax Allocation Rev., (Projects
	Lien), 7.30%, 1/1/26(1)(3)	4,633,100		No. 5 & 6), 3.80%, 2/1/10	109,153

19

California Tax-Free Bond

Principal Amount		Value	Principal Amount		Value
$ 120,000	Lancaster Financing Auth.		$ 3,130,000	Los Angeles Department of
	Tax Allocation Rev., (Projects			Water & Power Rev., Series
	No. 5 & 6), 4.00%, 2/1/11	$ 117,679		2001 AA1, (Power System),
125,000	Lancaster Financing Auth.			5.25%, 7/1/10 (MBIA)	$ 3,303,277
	Tax Allocation Rev., (Projects		5,000,000	Los Angeles Department of
	No. 5 & 6), 4.30%, 2/1/13	118,443		Water & Power Rev., Series
2,030,000	Long Beach Bond			2008 A1, (Power System),
	Finance Auth. Lease Rev.,			5.25%, 7/1/38	5,029,000
	(Plaza Parking Facility),		3,735,000	Los Angeles Department of
	5.25%, 11/1/16	2,123,969		Water & Power Rev., Series
750,000	Long Beach Bond Finance			2008 A2, (Power System),
	Auth. Tax Allocation Rev.,			5.25%, 7/1/32	3,759,390
	Series 2002 A, (North Long		1,000,000	Los Angeles Municipal
	Beach Redevelopment),			Improvement Corp. Lease
	5.00%, 8/1/10 (Ambac)	769,898		Rev., Series 2007 A,
680,000	Long Beach Bond Finance			(Capital Equipment),
	Auth. Tax Allocation Rev.,			5.00%, 8/1/14 (FGIC)	1,081,140
	Series 2002 A, (North Long		3,500,000	Los Angeles Unified
	Beach Redevelopment),			School District GO,
	5.00%, 8/1/11 (Ambac)	703,882		5.50%, 7/1/12 (MBIA)	3,884,685
3,000,000	Los Alamitos Unified School		5,000,000	Los Angeles Unified School
	District GO, (School Facilities			District GO, Series 2002 E,
	Improvement District No. 1),			(Election of 1997), 5.00%,
	5.50%, 8/1/33	3,087,750		7/1/11 (MBIA)	5,377,550
2,500,000	Los Altos School District GO,		2,500,000	Los Angeles Unified School
	5.00%, 8/1/19 (Ambac)	2,736,175		District GO, Series 2003 F,
1,030,000	Los Angeles Community			(Election of 1997), 5.00%,
	Redevelopment Agency			7/1/16 (FSA)	2,747,050
	Parking System Rev.,		5,405,000	Los Angeles Unified School
	(Cinerama Dome Public			District GO, Series 2009 F,
	Package), 5.30%, 7/1/13			5.00%, 7/1/21	5,676,439
	(ACA) (LOC: Wells Fargo		1,390,000	Los Gatos-Saratoga Joint
	Bank N.A.)	902,177		Union High School District
1,155,000	Los Angeles Convention and			GO, Series 2002 C, (Election
	Exhibition Center Auth. Lease			of 1998), 5.375%, 6/1/12,
	Rev., Series 1993 A, 6.00%,			Prerefunded at 101% of
	8/15/10 (MBIA-IBC)	1,231,207		Par (FSA)(1)	1,576,149
3,000,000	Los Angeles County		575,000	Lynwood Public Financing
	Metropolitan Transportation			Auth. Lease Rev., Series
	Auth. Sales Tax Rev., Series			2003 A, (Public Capital
	2001 B, (Proposal A), 5.25%,			Improvement), 4.125%,
	7/1/13 (FSA)	3,246,090		9/1/12 (Ambac)	597,960
6,680,000	Los Angeles County		1,520,000	Mojave Unified School District
	Metropolitan Transportation			No. 1 Facilities Improvement
	Auth. Sales Tax Rev., Series			GO, 5.25%, 8/1/20 (FGIC)	1,626,491
	2001 B, (Proposal A), 5.25%,		1,485,000	Mountain View COP, (Capital
	7/1/16 (FSA)	7,227,960		Projects), 5.25%, 8/1/18	1,591,460
1,000,000	Los Angeles County		4,065,000	M-S-R Public Power Agency
	Metropolitan Transportation			Rev., Series 2007 K, (San
	Auth. Sales Tax Rev., Series			Juan), 5.00%, 7/1/12 (MBIA)	4,333,737
	2008 B, (Proposal A),
	5.00%, 7/1/31	1,006,620	2,305,000	M-S-R Public Power Agency
				Rev., Series 2007 K, (San
750,000	Los Angeles Department of			Juan), 5.00%, 7/1/13 (MBIA)	2,465,658
	Airports Rev., Series 2008 C,
	(Los Angeles International		1,000,000	M-S-R Public Power Agency
	Airport), 5.00%, 5/15/18	805,500		Rev., Series 2007 K, (San
				Juan), 5.00%, 7/1/14 (MBIA)	1,066,220

20

California Tax-Free Bond

Principal Amount		Value	Principal Amount		Value
$ 1,255,000	Murrieta Valley Unified School		$ 320,000	Orange County Improvement
	District Public Financing Auth.			Bond Act of 1915 Special
	Special Tax Rev., Series 2006			Assessment Rev., (Newport
	A, 4.00%, 9/1/11 (AGC)	$ 1,286,450		Coast Phase IV Assessment
1,745,000	Murrieta Valley Unified School			District No. 01-1),
	District Public Financing Auth.			4.45%, 9/2/15	$ 295,578
	Special Tax Rev., Series 2006		245,000	Orange County Improvement
	A, 4.00%, 9/1/12 (AGC)	1,792,185		Bond Act of 1915 Special
1,690,000	Murrieta Valley Unified School			Assessment Rev., (Newport
	District Public Financing Auth.			Coast Phase IV Assessment
	Special Tax Rev., Series 2006			District No. 01-1),
	A, 4.00%, 9/1/13 (AGC)	1,722,144		4.55%, 9/2/16	223,014
1,085,000	Murrieta Valley Unified School		1,805,000	Orange County Public
	District Public Financing Auth.			Financing Auth. Lease
	Special Tax Rev., Series 2006			Rev., (Juvenile Justice
	A, 4.00%, 9/1/14 (AGC)	1,092,313		Center Facility), 5.375%,
3,610,000	Oceanside Community			6/1/15 (Ambac)	1,980,374
	Development Commission		1,000,000	Orange County Public
	Tax Allocation Rev.,			Financing Auth. Lease
	(Downtown Redevelopment),			Rev., (Juvenile Justice
	5.20%, 9/1/17	3,536,428		Center Facility), 5.375%,
1,225,000	Oceanside COP, Series 2003 A,			6/1/16 (Ambac)	1,097,160
	5.00%, 4/1/11 (Ambac)	1,245,837	3,030,000	Orange County Public
				Financing Auth. Lease
1,310,000	Oceanside COP, Series 2003 A,			Rev., (Juvenile Justice
	5.00%, 4/1/12 (Ambac)	1,336,934		Center Facility), 5.375%,
650,000	Orange County Community			6/1/17 (Ambac)	3,324,395
	Facilities District Special Tax		2,750,000	Orange County Sanitation
	Rev., Series 2005 A, (No.			District COP, Series 2007 B,
	04-1-Ladera Ranch),			5.00%, 2/1/26 (FSA)	2,796,695
	3.50%, 8/15/10	638,774
			1,570,000	Paramount Unified School
760,000	Orange County Community			District GO, (Election of 2006),
	Facilities District Special			5.25%, 8/1/25 (FSA)	1,615,153
	Tax Rev., Series 2005 A,
	(No. 04-1-Ladera Ranch),		1,760,000	Paramount Unified School
	3.80%, 8/15/11	734,411		District GO, (Election of 2006),
825,000	Orange County Community			5.25%, 8/1/26 (FSA)	1,797,171
	Facilities District Special		1,150,000	Perris Public Financing
	Tax Rev., Series 2005 A,			Auth. Tax Allocation Rev.,
	(No. 04-1-Ladera Ranch),			5.35%, 10/1/36	760,725
	3.90%, 8/15/12	787,966	1,830,000	Pomona Public Financing
700,000	Orange County Community			Auth. Tax Allocation Rev.,
	Facilities District Special			Series 2001 AD, (Merged
	Tax Rev., Series 2005 A,			Redevelopment), 4.75%,
	(No. 04-1-Ladera Ranch),			2/1/13 (MBIA)	1,862,720
	4.10%, 8/15/13	661,612	1,720,000	Poway Redevelopment Agency
1,135,000	Orange County Community			Tax Allocation Rev., (Paguay),
	Facilities District Special			5.25%, 6/15/26 (Ambac)	1,522,905
	Tax Rev., Series 2005 A,		1,170,000	Poway Unified School District
	(No. 04-1-Ladera Ranch),			Public Financing Auth.
	4.25%, 8/15/14	1,056,333		Special Tax Rev., 5.00%,
270,000	Orange County Improvement			9/15/19 (Ambac)	1,207,674
	Bond Act of 1915 Special		1,215,000	Poway Unified School District
	Assessment Rev., (Newport			Public Financing Auth.
	Coast Phase IV Assessment			Special Tax Rev., 5.00%,
	District No. 01-1),			9/15/20 (Ambac)	1,237,477
	4.30%, 9/2/14	251,805

21

California Tax-Free Bond

Principal Amount		Value	Principal Amount		Value
$ 1,505,000	Rancho Mirage Joint Powers		$ 300,000	San Bernardino Community
	Financing Auth. Rev., Series			College District GO, Series
	2007 A, (Eisenhower Medical			2008 A, (Election of 2002),
	Center), 5.00%, 7/1/15	$ 1,550,225		5.50%, 8/1/19	$ 341,565
1,000,000	Rancho Mirage Joint Powers		1,500,000	San Bernardino Community
	Financing Auth. Rev., Series			College District GO, Series
	2007 A, (Eisenhower Medical			2008 A, (Election of 2002),
	Center), 5.00%, 7/1/21	961,610		6.25%, 8/1/33	1,637,160
1,395,000	Richmond Joint Powers		1,005,000	San Bernardino County
	Financing Auth. Lease Rev.,			Redevelopment Agency Tax
	(Refunding & Civic Center),			Allocation Rev., Series 2005 A,
	VRDN, 4.125%, 11/25/09			(San Sevaine Redevelopment),
	(Ambac) (SBBPA: Dexia			5.00%, 9/1/15 (RADIAN)	974,116
	Credit Local)	1,392,977	1,695,000	San Buenaventura City
1,000,000	Riverside County COP, Series			COP, Series 2002 B, 5.50%,
	2007 A, (Public Safety			1/1/15 (Ambac)	1,833,922
	Communication), 5.00%,		1,790,000	San Buenaventura City
	11/1/14 (Ambac)	1,096,810		COP, Series 2002 B, 5.50%,
2,000,000	Riverside County COP, Series			1/1/16 (Ambac)	1,936,708
	2007 A, (Public Safety		2,100,000	San Diego Public Facilities
	Communication), 5.00%,			Financing Auth. Rev., Series
	11/1/15 (Ambac)	2,204,200		1993 A, 5.25%, 5/15/20
8,000,000	Sacramento City Financing			(Ambac-TCRS)	2,101,134
	Auth. Lease Rev., Series 1993		1,000,000	San Diego Public Facilities
	A, 5.40%, 11/1/20 (Ambac)	8,752,240		Financing Auth. Rev., Series
2,500,000	Sacramento City Financing			2009 A, 5.00%, 8/1/21	1,067,740
	Auth. Rev., 5.00%,		1,280,000	San Diego Public Facilities
	12/1/16 (FGIC)	2,649,400		Financing Auth. Tax
4,045,000	Sacramento City Financing			Allocation Rev., Series 2007
	Auth. Rev., Series 2002 A,			B, (Southcrest and Central
	(City Hall), 5.25%,			Imperial Redevelopment),
	12/1/12, Prerefunded at			5.125%, 10/1/22 (RADIAN)	1,112,704
	100% of Par (FSA)(1)	4,598,882	2,030,000	San Diego Redevelopment
1,245,000	Sacramento City Financing			Agency Tax Allocation Rev.,
	Auth. Rev., Series 2002 A,			(Horton Plaza), 5.70%, 11/1/17	2,031,543
	(City Hall), 5.25%,		2,635,000	San Diego Redevelopment
	12/1/15 (FSA)	1,363,325		Agency Tax Allocation Rev.,
3,800,000	Sacramento County Sanitation			(Horton Plaza), 5.80%, 11/1/21	2,507,624
	District Financing Auth. Rev.,		710,000	San Diego Redevelopment
	Series 2000 A, 5.10%, 12/1/09	3,924,374		Agency Tax Allocation Rev.,
3,105,000	Sacramento Municipal			(North Park), 5.90%, 9/1/25	635,840
	Utility District Electric		750,000	San Diego Regional Building
	Rev., Series 1997 K,			Auth. Lease Rev., Series 2009
	5.70%, 7/1/17 (Ambac)	3,568,794		A, (County Operations Center
5,005,000	Sacramento Municipal			& Annex), 5.375%, 2/1/36	737,910
	Utility District Electric		3,375,000	San Francisco City and
	Rev., Series 2001 O,			County Airports Commission
	5.25%, 8/15/11 (MBIA)	5,353,048		Rev., Series 2008-34D, (San
3,000,000	Sacramento Municipal			Francisco International
	Utility District Electric Rev.,			Airport), 5.00%, 5/1/17 (AGC)	3,747,364
	Series 2003 S, 5.00%,		2,000,000	San Francisco City and
	11/15/11 (MBIA)	3,209,010		County Airports Commission
350,000	San Bernardino Community			Rev., Series 2008-34D, (San
	College District GO, Series			Francisco International
	2008 A, (Election of 2002),			Airport), 5.00%, 5/1/18 (AGC)	2,212,800
	5.25%, 8/1/18	399,179

22

California Tax-Free Bond

Principal Amount		Value	Principal Amount		Value
$ 2,680,000	San Mateo County		$ 1,195,000	South Tahoe Joint Powers
	Transportation District Sales			Financing Auth. Rev., Series
	Tax Rev., Series 1993 A,			2005 A, (Redevelopment
	5.25%, 6/1/18 (MBIA)	$ 3,027,516		Project Area No. 1), 5.00%,
1,000,000	San Ramon Valley Unified			10/1/15 (Ambac)	$ 1,206,436
	School District GO, (Election of		1,310,000	South Tahoe Joint Powers
	2002), 5.00%, 8/1/21 (MBIA)	1,054,150		Financing Auth. Rev., Series
2,085,000	Santa Ana Community			2005 A, (Redevelopment
	Redevelopment Agency			Project Area No. 1), 5.00%,
	Tax Allocation Rev., Series			10/1/17 (Ambac)	1,296,874
	2003 B, (South Main Street		1,445,000	South Tahoe Joint Powers
	Redevelopment), 5.00%,			Financing Auth. Rev., Series
	9/1/13 (FGIC)	2,233,327		2005 A, (Redevelopment
3,350,000	Santa Barbara County COP,			Project Area No. 1), 5.00%,
	5.375%, 10/1/17 (Ambac)	3,644,297		10/1/19 (Ambac)	1,389,960
690,000	Santa Fe Springs Community		2,000,000	Southern California Public
	Development Commission Tax			Power Auth. Rev., 6.75%,
	Allocation Rev., Series 2002 A,			7/1/10 (GIC: PNC Bank)	2,144,200
	5.375%, 9/1/10, Prerefunded		5,000,000	Southern California Public
	at 101% of Par (MBIA)(1)	741,819		Power Auth. Rev., Series 2002
430,000	Santa Fe Springs Community			A, (Southern Transmission),
	Development Commission Tax			5.25%, 7/1/17 (FSA)	5,420,800
	Allocation Rev., Series 2002 A,		3,325,000	Southern California Public
	5.375%, 9/1/16 (MBIA)	441,361		Power Auth. Rev., Series 2002
1,250,000	Santa Monica-Malibu			A, (Southern Transmission),
	Unified School District GO,			5.25%, 7/1/18 (FSA)	3,548,141
	5.25%, 8/1/13	1,417,900	2,875,000	Southern California Public
1,175,000	Scotts Valley COP,			Power Auth. Rev., Series 2008
	4.00%, 10/1/15 (FSA)	1,231,341		A, (Southern Transmission),
1,370,000	Scotts Valley COP,			5.00%, 7/1/22	2,962,486
	4.25%, 10/1/18 (FSA)	1,419,224	2,000,000	Southern California Public
				Power Auth. Rev., Series 2008
2,780,000	Scotts Valley Redevelopment			B, (Southern Transmission),
	Agency Tax Allocation Rev.,			6.00%, 7/1/27	2,111,020
	5.00%, 8/1/29 (Ambac)	2,700,214
			1,975,000	Southwestern Community
420,000	Shasta Lake Public Finance			College District GO, 5.625%,
	Auth. Rev., 3.75%, 4/1/09	419,740		8/1/11, Prerefunded at 101%
1,000,000	Shasta Lake Public Finance			of Par (Ambac)(1)	2,202,915
	Auth. Rev., 4.00%, 4/1/12	949,900	325,000	Stockton Community Facilities
1,530,000	Shasta Lake Public Finance			District Special Tax Rev.,
	Auth. Rev., 4.50%, 4/1/15	1,377,214		(No. 1 Weston Ranch),
2,400,000	Shasta Lake Public Finance			5.50%, 9/1/09, Prerefunded
	Auth. Rev., 5.00%, 4/1/19	2,074,560		at 102% of Par(1)	339,602
2,130,000	Shasta Lake Public Finance		2,390,000	Stockton Public Financing
	Auth. Rev., 5.00%, 4/1/22	1,720,422		Auth. Rev., Series 2006 A,
1,135,000	Solano County COP, 5.00%,			(Redevelopment), 5.00%,
	11/1/13 (MBIA)	1,257,376		9/1/25 (RADIAN)	1,995,172
2,000,000	South Orange County Public		785,000	Turlock Health Facility COP,
	Financing Auth. Special Tax			(Emanuel Medical Center,
	Rev., Series 2003 A, (Senior			Inc.), 4.25%, 10/15/09	776,663
	Lien), 5.00%, 9/1/12 (MBIA)	2,120,020	820,000	Turlock Health Facility COP,
1,080,000	South Tahoe Joint Powers			(Emanuel Medical Center,
	Financing Auth. Rev., Series			Inc.), 4.50%, 10/15/10	795,154
	2005 A, (Redevelopment		895,000	Turlock Health Facility COP,
	Project Area No. 1), 5.00%,			(Emanuel Medical Center,
	10/1/13 (Ambac)	1,100,034		Inc.), 5.00%, 10/15/12	828,260

23

California Tax-Free Bond

Principal Amount		Value	Principal Amount		Value
$ 985,000	Turlock Health Facility COP,		$ 1,500,000	West Sacramento Financing
	(Emanuel Medical Center,			Auth. Special Tax Rev., Series
	Inc.), 5.00%, 10/15/14	$ 860,112		2006 A, 5.00%, 9/1/18 (XLCA)	$ 1,554,795
1,035,000	Turlock Health Facility COP,		1,500,000	West Sacramento Financing
	Series 2004 A, (Emanuel			Auth. Special Tax Rev., Series
	Medical Center, Inc.), 5.50%,			2006 A, 5.00%, 9/1/19 (XLCA)	1,538,235
	10/15/15	902,427	1,500,000	West Sacramento Financing
1,090,000	Turlock Health Facility COP,			Auth. Special Tax Rev., Series
	Series 2004 A, (Emanuel			2006 A, 5.00%, 9/1/20 (XLCA)	1,512,150
	Medical Center, Inc.),				529,988,495
	5.50%, 10/15/16	923,230
1,150,000	Turlock Health Facility COP,		GUAM — 0.9%
	Series 2004 A, (Emanuel		5,000,000	Guam Government Limited
	Medical Center, Inc.),			Obligation Rev., Series 2001 A,
	5.50%, 10/15/17	947,036		5.00%, 12/1/09 (FSA)	5,091,450
2,175,000	Turlock Irrigation District		NORTHERN MARIANA ISLANDS — 0.5%
	Rev., Series 2003 A, 5.00%,		1,555,000	Northern Mariana Islands
	1/1/13 (MBIA)	2,358,092		GO, Series 2000 A, 5.50%,
1,000,000	University of California			6/1/09 (ACA)	1,556,026
	Regents Medical Center		1,430,000	Northern Mariana Islands
	Pooled Rev., Series 2008 D,			GO, Series 2000 A, 5.75%,
	5.00%, 5/15/27	990,490		6/1/10 (ACA)	1,431,659
1,000,000	Val Verde Unified School				2,987,685
	District COP, 5.00%,
	1/1/14 (FGIC)(1)	1,143,550	PUERTO RICO — 4.0%
1,000,000	Val Verde Unified School		100,000	Puerto Rico Electric Power
	District COP, 5.25%,			Auth. Rev., Series 1999 FF,
	1/1/15, Prerefunded at			5.25%, 7/1/09 (MBIA)	100,709
	100% of Par (FGIC)(1)	1,171,470	3,700,000	Puerto Rico Electric Power
1,145,000	Val Verde Unified School			Auth. Rev., Series 2002 II,
	District COP, 5.25%,			5.375%, 7/1/12, Prerefunded
	1/1/15, Prerefunded at			at 101% of Par (MBIA)(1)	4,200,462
	100% of Par (FGIC)(1)	1,341,333	2,655,000	Puerto Rico Electric Power
1,415,000	Val Verde Unified School			Auth. Rev., Series 2002 KK,
	District COP, 5.25%,			5.25%, 7/1/13 (FSA)	2,784,936
	1/1/15, Prerefunded at		3,140,000	Puerto Rico Electric Power
	100% of Par (FGIC)(1)	1,657,630		Auth. Rev., Series 2002 KK,
2,505,000	Val Verde Unified School			5.50%, 7/1/14 (FSA)	3,289,024
	District COP, 5.25%,		5,000,000	Puerto Rico GO, Series 2001 A,
	1/1/15, Prerefunded at			(Public Improvement), 5.50%,
	100% of Par (FGIC)(1)	2,934,532		7/1/17 (XLCA)	4,853,250
2,640,000	Val Verde Unified School		1,750,000	Puerto Rico GO, Series 2004 A,
	District COP, 5.25%,			VRDN, 5.00%, 7/1/12	1,680,420
	1/1/15, Prerefunded at
	100% of Par (FGIC)(1)	3,092,681	2,500,000	Puerto Rico Government
				Development Bank Rev.,
2,980,000	Val Verde Unified School			Series 2006 B, (Senior Notes),
	District COP, 5.25%,			5.00%, 12/1/15	2,383,575
	1/1/15, Prerefunded at
	100% of Par (FGIC)(1)	3,490,981	1,500,000	Puerto Rico Infrastructure
				Financing Auth. Special Tax
4,000,000	Ventura County Community			Rev., Series 2006 B, 4.50%,
	College District GO, Series			7/1/11	1,490,055
	2008 C, (Election of 2002),
	5.50%, 8/1/33	4,055,640	1,890,000	Puerto Rico Public Buildings
				Auth. Rev., Series 1995 A,
3,000,000	Ventura County Public			(Government Facilities),
	Financing COP, 4.75%,			6.25%, 7/1/09 (Ambac
	8/15/11 (FSA)	3,042,510		Commonwealth Guaranteed)	1,912,982
3,140,000	West Basin Municipal Water				22,695,413
	District COP, Series 2008 B,
	5.00%, 8/1/22 (AGC)	3,252,349

24

California Tax-Free Bond

Principal Amount		Value	Principal Amount		Value
U.S. VIRGIN ISLANDS — 0.7%			$ 500,000	Virgin Islands Public Finance
				Auth. Rev., Series 2004 A,
$ 1,270,000	Virgin Islands Public Finance			(Virgin Islands Matching Fund
	Auth. Rev., (Virgin Islands			Loan Note and Senior Lien),
	Gross Receipts Taxes Loan			5.25%, 10/1/16	$ 474,880
	Note), 5.00%, 10/1/18 (FGIC)	$ 1,173,759
1,050,000	Virgin Islands Public Finance		1,000,000	Virgin Islands Public Finance
	Auth. Rev., Series 1998 A,			Auth. Rev., Series 2004 A,
	(Senior Lien), 5.50%, 10/1/13	1,050,651		(Virgin Islands Matching Fund
500,000	Virgin Islands Public Finance			Loan Note and Senior Lien),
	Auth. Rev., Series 2004 A,			5.25%, 10/1/20	893,600
	(Virgin Islands Matching Fund				4,240,735
	Loan Note and Senior Lien),		TOTAL INVESTMENT
	5.00%, 10/1/14	483,640	SECURITIES — 98.9%
170,000	Virgin Islands Public Finance		(Cost 559,418,570)		565,003,778
	Auth. Rev., Series 2004 A,		OTHER ASSETS
	(Virgin Islands Matching Fund		AND LIABILITIES — 1.1%		6,236,892
	Loan Note and Senior Lien),		TOTAL NET ASSETS — 100.0%		$571,240,670
	5.25%, 10/1/15	164,205

Notes to Schedule of Investments

ACA = American Capital Access

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

Ambac-TCRS = Ambac Assurance Corporation - Transferable Custodial Receipts

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FGIC-TCRS = Financial Guaranty Insurance Co. - Transferable Custodial Receipts

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contact

GO = General Obligation

LOC = Letter of Credit

M-S-R = Modesto, Stockton, Redding

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insurance Corporation - Insured Bond Certificates

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

XLCA = XL Capital Ltd.

XLCA-ICR = XL Capital Ltd. - Insured Custodial Receipts

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)	Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,009,984, which represented 0.2% of total net assets.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
See Notes to Financial Statements.

25

Statement of Assets and Liabilities

FEBRUARY 28, 2009 (UNAUDITED)
	California Tax-Free	California
	Money Market	Tax-Free Bond
Assets
Investment securities, at value (cost of $489,662,802 and $559,418,570, respectively)	$489,662,802	$565,003,778
Cash	994,128	—
Receivable for investments sold	13,189,345	—
Receivable for capital shares sold	2,219,282	495,141
Interest receivable	1,856,527	7,123,837
Prepaid temporary guarantee program fees	57,972	—
	507,980,056	572,622,756

Liabilities
Disbursements in excess of demand deposit cash	—	178,951
Payable for investments purchased	39,704	—
Payable for capital shares redeemed	1,186,299	712,662
Accrued management fees	169,578	215,472
Dividends payable	4,412	275,001
	1,399,993	1,382,086

Net Assets	$506,580,063	$571,240,670

Capital Shares
Outstanding (unlimited number of shares authorized)	506,664,367	52,997,412

Net Asset Value Per Share	$1.00	$10.78

Net Assets Consist of:
Capital paid in	$506,659,759	$575,810,106
Accumulated net investment loss	(7,286)	(12,044)
Accumulated net realized loss on investment transactions	(72,410)	(10,142,600)
Net unrealized appreciation on investments	—	5,585,208
	$506,580,063	$571,240,670

See Notes to Financial Statements.

26

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (UNAUDITED)
	California Tax-Free	California
	Money Market	Tax-Free Bond
Investment Income (Loss)
Income:
Interest	$5,057,188	$12,929,175

Expenses:
Management fees	1,319,435	1,380,900
Trustees’ fees and expenses	13,238	13,832
Portfolio insurance	26,785	—
Temporary guarantee program fees	102,712	—
Other expenses	2,588	1,205
	1,464,758	1,395,937
Amount waived	(161,489)	—
	1,303,269	1,395,937

Net investment income (loss)	3,753,919	11,533,238

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(72,410)	(6,079,101)
Futures transactions	—	1,076,583
	(72,410)	(5,002,518)

Change in net unrealized appreciation (depreciation) on:
Investments	—	(5,686,911)
Futures	—	4,225
	—	(5,682,686)

Net realized and unrealized gain (loss)	(72,410)	(10,685,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,681,509	$ 848,034

See Notes to Financial Statements.

27

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2009 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2008
	California Tax-Free Money Market		California Tax-Free Bond
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 3,753,919	$ 13,286,421	$ 11,533,238	$ 23,478,801
Net realized gain (loss)	(72,410)	44,508	(5,002,518)	(2,670,165)
Change in net unrealized
appreciation (depreciation)	—	—	(5,682,686)	4,477,924
Net increase (decrease) in net assets
resulting from operations	3,681,509	13,330,929	848,034	25,286,560

Distributions to Shareholders
From net investment income	(3,761,205)	(13,286,421)	(11,546,857)	(23,478,801)
From net realized gains	—	(173,341)	—	—
Decrease in net assets from distributions	(3,761,205)	(13,459,762)	(11,546,857)	(23,478,801)

Capital Share Transactions
Proceeds from shares sold	128,530,892	310,311,383	60,729,531	120,299,092
Issued in connection with acquisition (Note 9)	—	—	—	124,217,258
Proceeds from reinvestment of distributions	3,497,576	12,578,608	9,382,866	18,991,692
Payments for shares redeemed	(205,417,893)	(295,058,722)	(99,148,435)	(116,586,293)
Net increase (decrease) in net assets
from capital share transactions	(73,389,425)	27,831,269	(29,036,038)	146,921,749

Net increase (decrease) in net assets	(73,469,121)	27,702,436	(39,734,861)	148,729,508

Net Assets
Beginning of period	580,049,184	552,346,748	610,975,531	462,246,023
End of period	$ 506,580,063	$ 580,049,184	$ 571,240,670	$ 610,975,531

Accumulated undistributed
net investment income (loss)	$(7,286)	—	$(12,044)	$1,575

Transactions in Shares of the Funds
Sold	128,530,892	310,311,383	5,739,044	10,931,066
Issued in connection with acquisition (Note 9)	—	—	—	11,372,787
Issued in reinvestment of distributions	3,497,576	12,578,608	885,198	1,731,627
Redeemed	(205,417,893)	(295,058,722)	(9,394,690)	(10,606,944)
Net increase (decrease) in shares
of the funds	(73,389,425)	27,831,269	(2,770,448)	13,428,536

See Notes to Financial Statements.

28

Notes to Financial Statements

FEBRUARY 28, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund (Tax-Free Money Market) and California Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. Tax-Free Money Market is diversified under Rule 2a-7 of the 1940 Act. Tax-Free Bond is diversified under the 1940 Act. The funds’ investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. Tax-Free Money Market invests primarily in municipal obligations with very short-term maturities. Tax-Free Bond invests primarily in municipal obligations of all maturity ranges. The following is a summary of the funds’ significant accounting policies.

Security Valuations — Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of Tax-Free Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Futures Contracts — Tax-Free Bond may enter into futures contracts in order to manage the fund’s exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Tax-Free Bond is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by Tax-Free Bond. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Tax-Free Bond recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

29

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, temporary guarantee program fees, interest, fees and expenses of those trustees who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for Tax-Free Bond. The rates for the Complex Fee range from 0.2500% to 0.3100%. Effective August 1, 2008, ACIM voluntarily agreed to waive 0.06% of its management fee for Tax-Free Money Market. The effective annual management fee for Tax-Free Money Market for the six months ended February 28, 2009 was 0.49% before waiver and 0.43% after waiver. The effective annual management fee was 0.48% for Tax-Free Bond for the six months ended February 28, 2009.

Money Market Insurance — Tax-Free Money Market, along with other money market funds managed by ACIM, entered into an insurance agreement with Ambac Assurance Corporation (Ambac). Ambac provided limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market paid annual premiums to Ambac, which were amortized daily over one year. For the six months ended February 28, 2009, the annualized ratio of money market insurance expense to average net assets was 0.01%. The agreement expired on January 31, 2009, and was not renewed.

Temporary Guarantee Program — On October 3, 2008, the Board of Trustees approved Tax-Free Money Market to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the program). The program provides coverage to guarantee the account values of shareholders in the event the fund’s net asset value falls below $0.995 and the Trustees liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. Participation in the program requires Tax-Free Money Market to pay a fee based on the net assets of Tax-Free Money Market as of the close of business on September 19, 2008, which is amortized daily over the period. Tax-Free Money Market participated in the program from September 19, 2008 through December 19, 2008 and paid a fee of 0.01% of its net assets as of September 19, 2008. Tax-Free Money Market continued its participation in the program from December 20, 2008 through April 30, 2009 and paid a fee of 0.015% of its net assets as of September 19, 2008. The Board of Trustees has approved continued participation by Tax-Free Money Market in a program extension from May 1, 2009 through September 18, 2009 and will pay a fee of 0.015% of its net assets as of September 19, 2008. The Secretary of the Treasury currently has no authority to extend the program beyond September 18, 2009. For the six months ended February 28, 2009, the annualized ratio of the program fee to average net assets was 0.04%.

30

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

All investment transactions for Tax-Free Money Market were considered short-term during the six months ended February 28, 2009.

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the six months ended February 28, 2009, were $102,477,547 and $122,742,629, respectively.

4. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;
• Level 2 valuation inputs consist of significant direct or indirect observable market data; or
• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities as of February 28, 2009:

Fund/Valuation Inputs	Value of Investment Securities
Tax-Free Money Market
Level 1 – Quoted Prices	—
Level 2 – Other Significant Observable Inputs	$489,662,802
Level 3 – Significant Unobservable Inputs	—
$489,662,802
Tax-Free Bond
Level 1 – Quoted Prices	—
Level 2 – Other Significant Observable Inputs	$565,003,778
Level 3 – Significant Unobservable Inputs	—
$565,003,778

5. Bank Line of Credit

Tax-Free Bond, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. Tax-Free Bond did not borrow from the line during the six months ended February 28, 2009.

31

6. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended February 28, 2009, the funds did not utilize the program.

7. Risk Factors

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

	California Tax-Free	California
	Money Market	Tax-Free Bond
Federal tax cost of investments	$489,662,802	$559,418,570
Gross tax appreciation of investments	—	$ 19,521,109
Gross tax depreciation of investments	—	(13,935,901)
Net tax appreciation (depreciation) of investments	—	$ 5,585,208

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2008, Tax-Free Bond had accumulated capital losses of $(2,459,480), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

	2011	2012	2013	2014	2015	2016
Tax-Free Bond	$(905,757)	—	$(405,593)	$(447,343)	$(426,064)	$(274,723)

Tax-Free Bond had a capital loss deferral of $(2,684,827) which represents net capital losses incurred in the ten month period ended August 31, 2008. Tax-Free Bond has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

32

9. Reorganization Plan

On December 8, 2006, the Board of Trustees approved a plan of reorganization (the reorganization) pursuant to which Tax-Free Bond acquired all of the assets of California Limited-Term Tax-Free Fund (Limited-Term), one fund in a series issued by the trust, in exchange for shares of equal value of Tax-Free Bond and the assumption by Tax-Free Bond of certain of Limited-Term’s ordinary course liabilities. The financial statements and performance history of Tax-Free Bond was carried over in the post-reorganization. The reorganization was effective after the close of business on August 31, 2007. New shares in connection with the reorganization were issued by Tax-Free Bond on September 4, 2007.

The acquisition was accomplished by a tax-free exchange of 11,372,787 shares of Tax-Free Bond for 12,057,363 outstanding shares of Limited-Term. The net assets of Limited-Term and Tax-Free Bond immediately before the acquisition were $124,217,258 and $462,246,023, respectively. Limited-Term’s unrealized appreciation of $404,931 was combined with that of Tax-Free Bond. Immediately after the acquisition, the combined net assets were $586,463,281. Tax-Free Bond acquired accumulated capital losses and capital loss deferrals of $(1,633,013) and $(212,243), respectively, from Limited-Term.

10. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

33

Financial Highlights

California Tax-Free Money Market

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From
Investment Operations
Net Investment
Income (Loss)	0.01	0.02	0.03	0.03	0.02	0.01
Distributions
From Net
Investment Income	(0.01)	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)
From Net Realized Gains	—	—(2)	—	—	—	—
Total Distributions	(0.01)	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)
Net Asset Value,
End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.68%	2.38%	3.16%	2.70%	1.54%	0.58%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.48%(4)(5)	0.47%(4)	0.49%(4)	0.52%(4)	0.52%	0.52%
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)	0.54%(5)	0.51%	0.51%	0.52%	0.52%	0.52%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.39%(4)(5)	2.32%(4)	3.12%(4)	2.64%(4)	1.53%	0.57%
Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)	1.33%(5)	2.28%	3.10%	2.64%	1.53%	0.57%
Net Assets, End of Period
(in thousands)	$506,580	$580,049	$552,347	$530,013	$617,356	$600,882

(1)	Six months ended February 28, 2009 (unaudited).
(2)	Per-share amount was less than $0.005.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Effective August 1, 2006, the investment advisor voluntarily agreed to waive a portion of its management fee.
(5)	Annualized.
See Notes to Financial Statements.

34

California Tax-Free Bond

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$10.96	$10.92	$11.15	$11.33	$11.41	$11.28
Income From
Investment Operations
Net Investment
Income (Loss)	0.21	0.44	0.45	0.46	0.46	0.44
Net Realized and
Unrealized Gain (Loss)	(0.18)	0.04	(0.23)	(0.18)	(0.08)	0.13
Total From
Investment Operations	0.03	0.48	0.22	0.28	0.38	0.57
Distributions
From Net
Investment Income	(0.21)	(0.44)	(0.45)	(0.46)	(0.46)	(0.44)
From Net Realized Gains	—	—	—	—(2)	—	—
Total Distributions	(0.21)	(0.44)	(0.45)	(0.46)	(0.46)	(0.44)
Net Asset Value,
End of Period	$10.78	$10.96	$10.92	$11.15	$11.33	$11.41

Total Return(3)	0.36%	4.42%	1.98%	2.58%	3.36%	5.13%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.49%(4)	0.49%	0.49%	0.49%	0.49%	0.50%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.04%(4)	3.96%	4.06%	4.13%	4.02%	3.87%
Portfolio Turnover Rate	18%	41%	41%	34%	34%	20%
Net Assets, End of Period
(in thousands)	$571,241	$610,976	$462,246	$432,052	$435,887	$418,655

(1)	Six months ended February 28, 2009 (unaudited).
(2)	Per-share amount was less than $0.005.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
See Notes to Financial Statements.

35

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital 3-Year Municipal Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities of 2-4 years.

The Barclays Capital 5-Year General Obligation (GO) Bond Index is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The Barclays Capital Long-Term Municipal Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities greater than 22 years.

The Barclays Capital Municipal Bond Index is a market value-weighted index designed for the long-term tax-exempt bond market.

The Barclays Capital Non-Investment-Grade Municipal Bond Index is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The Barclays Capital U.S. Aggregate Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Treasury Index is composed of those securities included in the Barclays Capital U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

37

Notes

38

Notes

39

Notes

40

Contact Us

americancentury. com

Automated Information Line ..................... 1-800-345-8765

Investor Services Representative ................. 1-800-345-2021 or
                                                                       816-531-5575

Business, Not-For-Profit, Employer -Sponsored
Retirement Plans .............................. 1-800-345-3533

Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies ....... 1-800-345-6488

Telecommunications Device for the Deaf ........... 1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor
©2009 American Century Proprietary Holdings, Inc. All rights reserved.
0904
CL-SAN-64942N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.
(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.302CERT.

(a)(3)	Not applicable.

(b)
A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 29, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 29, 2009